SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


                          TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT

                       FINANCIAL STATEMENTS (Unaudited)

                                   INCLUDING

                            STATEMENT OF INVESTMENTS

                                JUNE 30, 1997















--------------------------------------------------------------------------------
As required by the Investment Company Act of 1940, TIAA Separate Account VA-1 provides its contractowners with this semi-annual report of its financial condition and portfolio holdings. An annual report for TIAA Separate Account VA-1 is also provided each year towards the end of February.
--------------------------------------------------------------------------------

                                                                           -----
                                                                            TIAA

                                                                           -----

                           [INTENTIONALLY LEFT BLANK]

                          TIAA SEPARATE ACCOUNT VA-1

                              STOCK INDEX ACCOUNT
                    INDEX TO UNAUDITED FINANCIAL STATEMENTS
                                 JUNE 30, 1997


--------------------------------------------------------------------------------






                                                                           Page
                                                                           ----
Statement of Assets and Liabilities  ..................................       2
Statement of Operations  ..............................................       3
Statements of Changes in Net Assets  ..................................       4
Notes to Financial Statements  ........................................       5
Statement of Investments ..............................................       8

                TIAA SEPARATE ACCOUNT VA-1 STOCK INDEX ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                 JUNE 30, 1997


ASSETS
 Investments, at cost ..........................................   $316,272,235
 Net unrealized appreciation of investments ....................    101,220,042
                                                                   ------------
 Investments, at value .........................................    417,492,277
 Cash  .........................................................        109,767
 Dividends and interest receivable .............................        489,624
 Amounts due from General Account ..............................        727,813
                                                                   ------------
                                                   TOTAL ASSETS     418,819,481
                                                                   ------------
LIABILITIES
 Payable for securities transactions ...........................      1,997,604
                                                                   ------------
                                              TOTAL LIABILITIES       1,997,604
                                                                   ------------
NET ASSETS--Accumulation Fund  .................................   $416,821,877
                                                                   ============
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 ........      8,478,866
                                                                      =========
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 .................         $49.16
                                                                         ======

                      See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENT OF OPERATIONS (Unaudited)
                         SIX MONTHS ENDED JUNE 30, 1997


INVESTMENT INCOME
Income:
 Dividends  ...................................................    $ 3,061,854
 Interest   ...................................................         55,685
                                                                   -----------
                                                  TOTAL INCOME       3,117,539
                                                                   -----------
Expenses--Note 3:
 Investment advisory charges  .................................        512,318
 Administrative expenses   ....................................        341,525
 Mortality and expense risk charges ...........................        170,794
                                                                   -----------
                                        EXPENSES BEFORE WAIVER       1,024,637
 Investment advisory charges waived--Note 3  ..................       (392,763)
                                                                   -----------
                                                  NET EXPENSES         631,874
                                                                   -----------
                                        INVESTMENT INCOME--NET       2,485,665
                                                                   -----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note 4
  Net realized gain on investments  ...........................      1,969,249
  Net change in unrealized appreciation on investments ........     52,537,993
                                                                   -----------
               NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS      54,507,242
                                                                   -----------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $56,992,907
                                                                   ===========

                      See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                                  Six Months         Year Ended
                                                                     Ended           December 31,
                                                                  June 30, 1997          1996
                                                                 ---------------   ----------------
                                                                 (Unaudited)
FROM OPERATIONS
 Investment income--net ......................................    $  2,485,665      $  3,283,448
 Net realized gain on investments ............................       1,969,249         2,455,871
 Net change in unrealized appreciation on investments ........      52,537,993        32,294,163
                                                                  ------------      ------------
                                   NET INCREASE IN NET ASSETS
                                    RESULTING FROM OPERATIONS       56,992,907        38,033,482
                                                                  ------------      ------------
FROM CONTRACTOWNER TRANSACTIONS
 Premiums ....................................................      77,156,994       144,253,413
 Contractowner transfers from fixed account ..................       5,374,587        17,326,369
 TIAA seed money withdrawn ...................................                           (92,970)
 Withdrawals .................................................      (5,373,639)       (5,711,031)
 Death benefits ..............................................        (374,318)         (391,510)
                                                                  ------------      ------------
                         NET INCREASE IN NET ASSETS RESULTING
                              FROM CONTRACTOWNER TRANSACTIONS       76,783,624       155,384,271
                                                                  ------------      ------------
                                   NET INCREASE IN NET ASSETS      133,776,531       193,417,753
NET ASSETS
 Beginning of year ...........................................     283,045,346        89,627,593
                                                                  ------------      ------------
 End of period ...............................................    $416,821,877      $283,045,346
                                                                  ============      ============

                       See notes to financial statements.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. Currently, VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

The Account was established on October 3, 1994 with a $25,000,000 seed money investment by TIAA. TIAA purchased 1,000,000 Accumulation Units of the Account and such Units shared in the pro rata investment experience of the Account and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. On November 14, 1994, VA-1 began to offer Accumulation Units of the Account to participants other than TIAA. On October 2, 1995, TIAA began to withdraw its Accumulation Units from the Account at prevailing daily net asset values. By early 1996, all of TIAA's Accumulation Units had been withdrawn.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
            NOTES TO FINANCIAL STATEMENTS (Unaudited) -- (Continued)

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.


NOTE 4--INVESTMENTS

At June 30, 1997, the net unrealized appreciation on investments was $101,220,042, consisting of gross unrealized appreciation of $107,460,660 and gross unrealized depreciation of $6,240,618.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 1997, were $79,960,262 and $2,269,605, respectively.


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.



                                                   Six Months
                                                      Ended            Years Ended           October 3, 1994
                                                    June 30,          December 31,        (date established) to
                                                      1997         1996         1995        December 31, 1994
                                                   ------------ ------------ ------------ ----------------------
                                                   (Unaudited)
Per Accumulation Unit Data:
 Investment income ...............................  $   .405     $   .807     $   .745          $   .206
 Expenses ........................................      .082         .150         .170              .034
                                                    --------     --------     --------          --------
 Investment income--net ..........................      .323         .657         .575              .172
 Net realized and unrealized gain on investments       7.014        6.755        8.565              .099
                                                    --------     --------     --------          --------
 Net increase in Accumulation Unit Value .........     7.337        7.412        9.140              .271
Accumulation Unit Value:
 Beginning of period .............................    41.823       34.411       25.271            25.000
                                                    --------     --------     --------          --------
 End of period ...................................  $ 49.160     $ 41.823     $ 34.411          $ 25.271
                                                    ========     ========     ========          ========
Total return .....................................     17.54%       21.54%       36.17%            1.08%
Ratios to Average Net Assets:
 Expenses (1) ....................................      0.18%        0.40%        0.55%             0.13%
 Investment income--net ..........................      0.72%        1.74%        1.87%             0.68%
Portfolio turnover rate ..........................      0.66%        4.55%        0.98%             0.04%
Thousands of Accumulation Units
 outstanding at end of period ....................     8,479        6,768        2,605             1,171

(1) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3 of the notes to financial statements).

                          TIAA SEPARATE ACCOUNT VA-1
                              STOCK INDEX ACCOUNT
           NOTES TO FINANCIAL STATEMENTS (Unaudited) --  (Concluded)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:



                                                                  Six Months       Year Ended
                                                                    Ended          December 31,
                                                                 June 30, 1997        1996
                                                                 ---------------   -------------
                                                                 (Unaudited)
Accumulation Units:
 Credited for premiums .......................................     1,730,725         3,851,585
 Credited (cancelled) for transfers and disbursements ........       (19,555)          311,506
 Outstanding:
  Beginning of year ..........................................     6,767,696         2,604,605
                                                                   ---------         ---------
  End of period ..............................................     8,478,866         6,767,696
                                                                   =========         =========

                           TIAA SEPARATE ACCOUNT VA-1
            STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT (Unaudited)
                                 JUNE 30, 1997

                              SUMMARY BY INDUSTRY


                                                 VALUE              %
                                             --------------      -------
  PREFERRED STOCK
   HEALTHCARE--SERVICE ....................   $     36,669          0.01%
                                              ------------       -------
  TOTAL PREFERRED STOCK
    (Cost $25,431) ........................         36,669          0.01
                                              ------------       -------
  COMMON STOCK
   AEROSPACE ..............................      5,172,775          1.24
   AIR TRANSPORTATION .....................      2,230,264          0.54
   AUTOMOTIVE & RELATED ...................      9,310,900          2.23
   BANKS ..................................     36,415,105          8.74
   BEVERAGES ..............................     13,232,579          3.17
   BROADCASTERS ...........................      2,804,005          0.67
   BUSINESS SERVICES ......................      5,772,501          1.38
   CHEMICALS--MAJOR .......................      9,031,584          2.17
   CHEMICALS--SPECIALTY ...................      3,480,802          0.84
   COMMUNICATION EQUIPMENT & SERVICES .....     10,378,266          2.49
   COMPUTER SERVICE .......................     16,632,824          3.99
   CONGLOMERATES ..........................      8,364,454          2.01
   CONSTRUCTION--MATERIALS & BUILDERS .....      2,677,732          0.64
   CONTAINERS .............................        495,098          0.12
   COSMETICS ..............................      3,576,345          0.86
   ELECTRICAL EQUIPMENT ...................     14,472,975          3.47
   ELECTRICAL EQUIPMENT--
     COMPONENTS DIVERSIFIED ...............     15,019,529          3.60
   ELECTRICAL EQUIPMENT--INSTRUMENTS ......      2,032,568          0.49
   ENVIRONMENTAL CONTROL ..................      2,058,495          0.49
   FINANCIAL--MISCELLANEOUS ...............     18,336,406          4.40
   FOODS ..................................      8,754,778          2.10
   FOREST PRODUCTS ........................      1,742,717          0.42
   HEALTHCARE--DRUGS ......................     27,518,039          6.60
   HEALTHCARE--HOSPITAL SUPPLY ............      4,833,016          1.16
   HEALTHCARE--OTHER ......................      7,924,385          1.90
   HEALTHCARE--SERVICE ....................      7,351,112          1.76
   HOUSEHOLD--CONSUMER ELECTRONICS ........         58,955          0.01
   HOUSEHOLD--DURABLE GOODS ...............      1,578,192          0.38
   HOUSEHOLD--PRODUCTS ....................      8,670,584          2.08
   INSURANCE--BROKERS & OTHER .............      1,360,274          0.33
   INSURANCE--LIFE ........................      3,166,627          0.76
   INSURANCE--MULTI-LINE,
     PROPERTY & CASUALTY ..................     13,741,454          3.30
   LEISURE TIME ...........................      5,202,326          1.25
   MACHINERY ..............................      6,389,023          1.53
   METALS--ALUMINUM .......................      1,048,281          0.25
   METALS--GOLD ...........................        885,740          0.21%
   METALS--NON-FERROUS ....................        925,342          0.22
   METALS--STEEL ..........................      1,278,855          0.31
   MISCELLANEOUS MATERIALS &
     COMMODITIES ..........................         71,274          0.02
   OFFICE EQUIPMENT .......................     15,348,604          3.68
   PAPER ..................................      2,665,897          0.64
   PETROLEUM--
     EXPLORATION & PRODUCTION .............      3,258,104          0.78
   PETROLEUM--INTEGRATED ..................     20,339,650          4.88
   PETROLEUM--SERVICE .....................      4,183,242          1.00
   PHOTOGRAPHY ............................      1,522,900          0.37
   PROPERTY--REAL ESTATE ..................        826,324          0.20
   PUBLISHING--NEWSPAPER ..................      2,259,691          0.54
   PUBLISHING--OTHER ......................      2,771,591          0.67
   RAILROAD ...............................      3,081,069          0.74
   RESTAURANTS & HOTELS ...................      5,219,320          1.25
   RETAIL--FOOD ...........................      2,658,038          0.64
   RETAIL--GENERAL MERCHANDISE ............     16,314,160          3.91
   TEXTILE & APPAREL ......................      1,991,338          0.48
   TOBACCO ................................      7,231,413          1.74
   TRUCKERS & SHIPPING ....................        970,818          0.23
   UTILITIES--ELECTRIC ....................     13,476,722          3.23
   UTILITIES--GAS & PIPELINE ..............      4,638,230          1.11
   UTILITIES--OTHER .......................         45,337          0.01
   UTILITIES--TELEPHONE ...................     21,957,068          5.27
                                              ------------       -------
  TOTAL COMMON STOCK
    (Cost $313,546,804) ...................    414,755,697         99.50
                                              ------------       -------
  SHORT TERM INVESTMENTS
   U.S. GOVERNMENT & AGENCIES .............      2,699,568          0.65
                                              ------------       -------
  TOTAL SHORT TERM INVESTMENTS
    (Cost $2,700,000) .....................      2,699,568          0.65
                                              ------------       -------
   ROUNDING ...............................            343          0.00
                                              ------------       -------
  TOTAL PORTFOLIO
    (Cost $316,272,235) ...................    417,492,277        100.16
                                              ------------       -------
 OTHER ASSETS & LIABILITIES, NET ..........       (670,400)        (0.16)
                                              ------------       -------
  NET ASSETS ..............................   $416,821,877        100.00%
                                              ============       =======


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
            STATEMENT OF INVESTMENTS--STOCK INDEX ACCOUNT (Unaudited)
                                  JUNE 30, 1997

 SHARES                                                         VALUE
--------                                                     ------------
            PREFERRED STOCK--0.01%
                HEALTHCARE--SERVICE--0.01%
     389   AETNA, INC 6.25% (CLASS C) ....................   $     36,468
   3,500   [degree] FRESENIUS MEDICAL CARE (CLASS D) .....            201
                                                             ------------
                                                                   36,669
                                                             ------------
              TOTAL PREFERRED STOCK
           (Cost $25,431) ................................         36,669
                                                             ------------
            COMMON STOCK--99.50%
                AEROSPACE--1.24%
   1,200   AAR CORP ......................................         38,775
     700   [degree] ALLIANT TECHSYSTEMS, INC .............         38,500
  36,554   BOEING CO .....................................      1,939,646
   2,900   EG & G, INC ...................................         65,250
   2,600   GENERAL DYNAMICS CORP .........................        195,000
   5,600   GENERAL MOTORS CORP (CLASS H) .................        323,400
   2,100   [degree] HEXCEL CORP ..........................         36,225
   8,496   LOCKHEED MARTIN CORP ..........................        879,867
   7,600   MCDONNELL DOUGLAS CORP ........................        520,600
   2,500   NORTHROP GRUMMAN CORP .........................        219,531
   1,100   [degree] OEA, INC .............................         43,450
   3,000   [degree] ORBITAL SCIENCES CORP ................         47,625
   1,400   PRECISION CAST PARTS CORP .....................         83,475
   1,400   PRIMEX TECHNOLOGIES, INC ......................         29,925
  12,300   RAYTHEON CO ...................................        627,300
   1,500   [degree] ROHR, INC ............................         32,906
   1,900   [degree] WYMAN-GORDON CO ......................         51,300
                                                             ------------
                                                                5,172,775
                                                             ------------
                AIR TRANSPORTATION--0.54%
   1,950   AIR EXPRESS INTERNATIONAL CORP ................         77,515
   1,100   AIRBORNE FREIGHT CORP .........................         46,062
   3,400   [degree] AMERICA WEST HOLDINGS CORP (CLASS B)..         49,300
   4,800   [degree] AMR CORP .............................        444,000
   1,600   ASA HOLDINGS, INC .............................         45,800
     700   [degree] ATLAS AIR, INC .......................         24,150
   1,100   [degree] BE AEROSPACE, INC. ...................         34,787
   2,025   COMAIR HOLDINGS, INC ..........................         56,067
   2,000   [degree] CONTINENTAL AIRLINES, INC (CLASS B)...         69,875
   3,800   DELTA AIRLINES, INC ...........................        311,600
     400   [degree] EAGLE USA AIRFREIGHT, INC ............         10,850
   1,000   EXPEDITORS INTERNATIONAL OF
            WASHINGTON ...................................         28,375
   5,900   [degree] FEDERAL EXPRESS CORP .................        340,725
   3,800   [degree] NORTHWEST AIRLINES CORP (CLASS A) ....        138,225
   7,800   SOUTHWEST AIRLINES CO .........................        201,825
   3,100   [degree] UAL CORP NEW .........................        221,843
   3,200   [degree] US AIRWAYS GROUP, INC ................        112,000
   2,500   [degree] VALUJET, INC .........................         17,265
                                                             ------------
                                                                2,230,264
                                                             ------------
                AUTOMOTIVE & RELATED--2.23%
   1,600   [degree] ALLEN TELECOM, INC ...................         33,200
   1,800   [degree] AMERICREDIT CORP .....................         37,800
   2,600   APOGEE ENTERPRISES, INC .......................         55,900
   1,300   ARVIN INDUSTRIES, INC .........................         35,425
   5,684   [degree] AUTOLIV, INC .........................        222,386
   1,800   BANDAG, INC ...................................         88,200
   1,400   BORG-WARNER AUTOMOTIVE, INC ...................         75,687
     900   BREED TECHNOLOGIES, INC .......................         20,700
  31,200   CHRYSLER CORP .................................      1,023,750
   3,300   COOPER TIRE & RUBBER CO .......................         72,600
   1,900   CUMMINS ENGINE CO, INC ........................        134,068
   5,300   DANA CORP .....................................        201,400
   1,900   DANAHER CORP ..................................         96,543
   1,000   [degree] DETROIT DIESEL CORP ..................         23,937
   1,100   DONALDSON CO, INC .............................         41,800
   3,500   EATON CORP ....................................        305,593
   3,200   ECHLIN, INC ...................................        115,200
   1,100   EXIDE CORP ....................................         24,131
   1,800   FEDERAL-MOGUL CORP ............................         63,000
   1,000   [degree] FOAMEX INTERNATIONAL, INC ............         13,125
  61,800   FORD MOTOR CO .................................      2,332,950
   1,300   GENCORP, INC ..................................         30,062
  38,826   GENERAL MOTORS CORP ...........................      2,162,122
   8,550   GENUINE PARTS CO ..............................        289,631
   7,700   GOODYEAR TIRE & RUBBER CO .....................        487,506
   1,000   GRACO, INC ....................................         30,125
   4,100   HARLEY DAVIDSON, INC ..........................        196,543
     740   [degree] HAYES WHEELS INTERNATIONAL, INC ......         23,495
   1,300   [degree] KIRBY CORP ...........................         23,725
   3,400   [degree] LEAR CORP ............................        150,875
   2,200   MODINE MANUFACTURING CO .......................         65,450
   4,300   [degree] NAVISTAR INTERNATIONAL CORP ..........         74,175
   3,200   PACCAR, INC ...................................        148,600
   2,500   POLARIS INDUSTRIES, INC .......................         81,406
   1,700   [degree] RENTERS CHOICE, INC ..................         33,787
   1,800   [degree] SAFESKIN CORP ........................         52,987
   3,700   SAFETY-KLEEN CORP .............................         62,437
   1,400   SMITH (A.O.) CORP .............................         49,787
   3,250   SNAP-ON, INC ..................................        127,968
     700   [degree] SPX CORP .............................         45,368
   1,100   STANDARD PRODUCTS CO ..........................         27,775
   1,400   SUPERIOR INDUSTRIES INTERNATIONAL, INC ........         37,100
     700   [degree] TOWER AUTOMOTIVE, INC ................         30,100
   2,700   TRANSPRO, INC .................................         23,456
   1,400   WABASH NATIONAL CORP ..........................         39,025
                                                             ------------
                                                                9,310,900
                                                             ------------
                BANKS--8.74%
   1,300   ALBANK FINANCIAL CORP .........................         51,350
   4,350   AMSOUTH BANCORP ...............................        164,484
   1,900   ASSOCIATED BANC-CORP ..........................         75,050
  30,396   BANC ONE CORP .................................      1,472,306
  20,300   BANK OF NEW YORK CO, INC ......................        883,050
  37,600   BANKAMERICA CORP ..............................      2,427,550
   7,635   BANKBOSTON CORP ...............................        550,197
   4,300   BANKERS TRUST NEW YORK CORP ...................        374,100
   9,300   BARNETT BANKS, INC ............................        488,250
   5,658   BB&T CORPORATION ..............................        254,610
     800   CAPITAL ONE FINANCIAL CORP ....................         30,200
   1,600   CCB FINANCIAL CORP ............................        117,000
   3,550   CENTRAL FIDELITY BANKS, INC ...................        126,025
   2,100   CENTURA BANKS, INC ............................         96,337
   2,500   CHARTER ONE FINANCIAL, INC ....................        134,687
  22,520   CHASE MANHATTAN CORP NEW ......................      2,185,847
  24,646   CITICORP CO ...................................      2,971,383
   2,400   CITY NATIONAL CORP ............................         57,750

                       See notes to financial statements.

  SHARES                                                           VALUE
----------                                                     -------------
                BANKS--(continued)
    2,945  CNB BANCSHARES, INC .............................   $    119,272
    2,700  COLONIAL BANCGROUP, INC .........................         65,475
    5,700  COMERICA, INC ...................................        387,600
      900  COMMERCE BANCORP, INC ...........................         34,875
    2,200  COMMERCE BANCSHARES, INC ........................         99,550
    1,700  COMMUNITY FIRST BANKSHARES, INC .................         65,237
    3,600  COMPASS BANCSHARES, INC .........................        121,050
   10,497  CORESTATES FINANCIAL CORP .......................        564,213
    4,266  CRESTAR FINANCIAL CORP ..........................        165,840
    1,900  CULLEN FROST BANKERS, INC .......................         80,512
    2,400  DAUPHIN DEPOSIT CORP ............................        106,950
    3,400  DEPOSIT GUARANTY CORP ...........................        107,100
    5,200  DIME BANCORP, INC ...............................         91,000
    4,300  FIFTH THIRD BANCORP .............................        352,868
    3,600  FIRST AMERICAN CORP .............................        138,150
    6,826  FIRST BANK SYSTEM, INC ..........................        582,769
   16,153  FIRST CHICAGO NBD CORP ..........................        977,256
    2,507  FIRST COMMERCE CORP .............................        110,308
    2,628  FIRST COMMERCIAL CORP ...........................        108,076
    2,860  FIRST FINANCIAL BANCORP .........................        115,115
    2,200  FIRST HAWAIIAN, INC .............................         75,075
    3,677  FIRST MICHIGAN BANK CORP ........................        111,229
    1,500  FIRST MIDWEST BANCORP, INC ......................         47,531
    4,848  FIRST OF AMERICA BANK CORP ......................        221,796
    6,000  FIRST SECURITY CORP .............................        163,875
    3,900  FIRST TENNESSEE NATIONAL CORP ...................        187,200
   14,545  FIRST UNION CORP ................................      1,345,412
    1,800  FIRST VIRGINIA BANKS, INC .......................        108,562
    6,600  FIRSTAR CORP ....................................        201,300
    2,500  FIRSTMERIT CORP .................................        120,000
   13,527  FLEET FINANCIAL GROUP, INC ......................        855,582
    1,500  GREENPOINT FINANCIAL CORP .......................         99,843
    6,667  HIBERNIA CORP (CLASS A) .........................         92,921
    1,500  HUBCO, INC ......................................         43,500
    7,743  HUNTINGTON BANCSHARES, INC ......................        227,450
    1,670  [degree] IMPERIAL BANCORP .......................         48,221
    1,400  [degree] IMPERIAL CREDIT INDUSTRIES, INC ........         28,787
   11,700  KEYCORP .........................................        653,737
    2,300  LONG ISLAND BANCORP, INC ........................         83,518
      700  [degree] MAF BANCORP, INC .......................         29,312
    3,200  MAGNA GROUP, INC ................................        111,200
    4,500  MARSHALL & ILSLEY CORP ..........................        182,812
   13,100  MELLON BANK CORP ................................        591,137
    4,152  MERCANTILE BANCORP, INC .........................        252,234
    2,837  MERCANTILE BANKSHARES CORP ......................        113,480
   10,100  MORGAN (J.P.) & CO, INC .........................      1,054,187
   11,351  NATIONAL CITY CORP ..............................        595,927
    3,800  NATIONAL COMMERCE BANCORP .......................         83,600
   40,632  NATIONSBANK CORP ................................      2,620,764
    4,400  NORTH FORK BANCORP, INC .........................         94,050
    5,700  NORTHERN TRUST CORP .............................        275,737
   19,200  NORWEST CORP ....................................      1,080,000
    2,553  OLD KENT FINANCIAL CORP .........................        137,862
    3,763  OLD NATIONAL BANCORP ............................        165,572
    1,600  ONBANCORP, INC ..................................         81,600
    2,875  ONE VALLEY BANCORP, INC .........................        120,750
    2,700  PACIFIC CENTURY FINANCIAL CORP ..................        124,875
    1,500  PEOPLES BANK OF BRIDGEPORT CO ...................         38,812
    2,400  PEOPLES HERITAGE FINANCIAL GROUP, INC ...........         90,900
   17,150  PNC BANK CORP ...................................        713,868
    1,000  [degree] QUEENS COUNTY BANCORP, INC .............         45,500
    1,700  RCSB FINANCIAL, INC .............................         81,387
    6,856  REGIONS FINANCIAL CORP ..........................        216,821
    2,700  REPUBLIC NEW YORK CORP ..........................        290,250
    1,600  RIGGS NATIONAL CORP .............................         33,000
    3,216  SIGNET BANKING CORP .............................        115,776
    4,900  SOUTHTRUST CORP .................................        202,737
    6,450  SOVEREIGN BANCORP, INC ..........................         98,362
    3,250  ST. PAUL BANCORP, INC ...........................        107,656
    4,600  STAR BANC CORP ..................................        194,350
    8,400  STATE STREET CORP ...............................        388,500
    4,978  SUMMIT BANCORP ..................................        249,522
   10,900  SUNTRUST BANKS, INC .............................        600,181
    1,400  SUSQUEHANNA BANCSHARES, INC .....................         54,950
    8,850  SYNOVUS FINANCIAL CORP ..........................        243,928
    2,700  TRUSTMARK CORP ..................................         75,600
    7,929  U.S. BANCORP ....................................        508,447
    1,300  U.S. TRUST CORP .................................         61,262
    3,472  UNION PLANTERS CORP .............................        180,110
    1,600  UNITED CAROLINA BANCSHARES CORP .................         83,200
    1,300  UST CORP ........................................         29,087
    3,759  VALLEY NATIONAL BANCORP .........................        101,962
    8,300  WACHOVIA CORP ...................................        483,993
    3,267  WASHINGTON FEDERAL, INC .........................         83,921
    3,100  WASHINGTON MUTUAL, INC ..........................        185,225
    4,624  WELLS FARGO & CO ................................      1,246,168
    1,100  [degree] WESTAMERICA BANCORP ....................         83,600
    2,000  WILMINGTON TRUST CORP ...........................         91,500
    4,000  ZIONS BANCORP ...................................        150,500
                                                                -----------
                                                                 36,415,105
                                                                -----------
                BEVERAGES--3.17%
   23,700  ANHEUSER BUSCH COS, INC .........................        993,918
    2,700  BROWN FORMAN, INC (CLASS B) .....................        131,793
  128,800  COCA COLA CO ....................................      8,694,000
   11,600  COCA COLA ENTERPRISES, INC ......................        266,800
    2,900  COORS (ADOLPH) CO (CLASS B) .....................         77,212
   81,700  PEPSICO, INC ....................................      3,068,856
                                                                -----------
                                                                 13,232,579
                                                                -----------
                BROADCASTERS--0.67%
    1,300  [degree] AMERICAN RADIO SYSTEMS CORP ............         51,837
      900  BHC COMMUNICATIONS, INC (CLASS A) ...............        107,550
    2,400  [degree] CLEAR CHANNEL COMMUNICATIONS, INC ......        147,600
   12,989  COMCAST CORP (CLASS A) SPL ......................        277,639
    2,050  [degree] EVERGREEN MEDIA CORP (CLASS A) .........         91,481
    3,463  GAYLORD ENTERTAINMENT CO ........................         79,865
    1,800  HARTE-HANKS COMMUNICATIONS, INC .................         53,100
    3,000  [degree] HERITAGE MEDIA CORP (CLASS A) ..........         56,625
    1,400  [degree] JACOR COMMUNICATIONS, INC WTS 9/18/01 ..          4,900
    1,700  KING WORLD PRODUCTIONS, INC .....................         59,500
   11,812  [degree] LIBERTY MEDIA GROUP (CLASS A) ..........        280,535
    1,200  [degree] LIN TELEVISION CORP ....................         52,950
    6,300  SCRIPPS (E.W.) CO (CLASS A) .....................        262,237
    1,000  TCA CABLE TV, INC ...............................         37,625
    5,480  [degree] TCI SATELLITE ENTERTAINMENT (CLASS A)...         43,155
   38,000  [degree] TELE-COMMUNICATIONS, INC (CLASS A) .....        565,250
      600  UNITED TELEVISION, INC ..........................         59,400

                       See notes to financial statements.

  SHARES                                                               VALUE
----------                                                          ------------

                BROADCASTERS--(continued)
    4,300  [degree] VIACOM, INC (CLASS A) .......................   $    126,581
   12,400  [degree] VIACOM, INC (CLASS B) .......................        372,000
    2,300  [degree] WESTWOOD ONE, INC ...........................         74,175
                                                                    ------------
                                                                       2,804,005
                                                                    ------------
                BUSINESS SERVICES--1.38%
    2,883  [degree] ACCUSTAFF, INC ..............................         68,291
    3,633  [degree] ACNEILSEN CORP ..............................         71,297
    2,700  [degree] ADVO, INC ...................................         43,875
    2,000  [degree] AFFILIATED COMPUTER SERVICES, INC (CLASS A)           56,000
    1,200  [degree] ALTERNATIVE RESOURCES CORP ..................         24,450
    5,500  [degree] AMERICA ONLINE, INC .........................        305,937
    2,700  [degree] APOLLO GROUP, INC (CLASS A) .................         95,175
    1,600  [degree] ASPEN TECHNOLOGY INC ........................         60,200
    2,300  AUTODESK, INC ........................................         88,118
    2,300  BANTA CORP ...........................................         62,387
    5,800  BLOCK (H&R), INC .....................................        187,050
      900  [degree] CABLEVISION SYSTEMS CORP (CLASS A) ..........         48,150
    1,400  [degree] CATALINA MARKETING CORP .....................         67,375
      900  CENTRAL PARKING CORP. ................................         31,331
    1,900  [degree] CHECKPOINT SYSTEMS, INC .....................         30,518
      900  [degree] CIBER INC ...................................         30,768
    1,600  CINTAS CORP ..........................................        110,000
    8,700  COGNIZANT CORP .......................................        352,350
    1,650  [degree] COMPUTER HORIZONS CORP ......................         56,512
    4,100  [degree] COMPUTERVISION CORP .........................         18,962
    1,350  [degree] CORESTAFF, INC ..............................         36,450
    7,300  [degree] CORPORATE EXPRESS, INC ......................        105,393
    4,200  [degree] CORRECTIONS CORP OF AMERICA .................        166,950
    1,500  [degree] CREDENCE SYSTEMS CORP .......................         44,906
    4,100  DELUXE CORP ..........................................        139,912
    2,300  [degree] DEVRY, INC ..................................         62,100
      700  [degree] DIALOGIC CORP ...............................         18,637
    3,650  DIEBOLD, INC .........................................        142,350
    2,647  [degree] DOUBLETREE CORP .............................        108,857
      500  [degree] ENCAD, INC ..................................         20,750
      800  [degree] EQUITY CORP INTERNATIONAL ...................         19,350
    2,100  FIRST INDUSTRIAL REALTY TRUST, INC ...................         61,425
    2,000  [degree] FORE SYSTEMS, INC ...........................         27,250
    1,600  [degree] FRANKLIN COVEY CO ...........................         40,500
      900  [degree] FRITZ COS, INC ..............................          8,718
    1,400  [degree] HA-LO INDUSTRIES, INC .......................         33,075
    1,800  HARLAND (JOHN H.) CO .................................         41,062
      600  [degree] HCIA, INC ...................................         20,100
      800  [degree] INSO CORP ...................................         16,450
    1,300  [degree] INTERIM SERVICES, INC .......................         57,850
    3,500  INTERPUBLIC GROUP OF COS, INC ........................        214,593
      700  [degree] ITRON, INC ..................................         18,112
    2,300  KELLY SERVICES, INC (CLASS A) ........................         72,162
    2,700  LIBERTY PROPERTY TRUST CO ............................         67,162
    3,900  MANPOWER, INC ........................................        173,550
      800  [degree] MANUGISTICS GROUP, INC ......................         35,600
    2,075  [degree] MCAFEE ASSOCIATES, INC ......................        130,984
    1,300  [degree] MICRO WAREHOUSE, INC ........................         22,262
      700  [degree] NATIONAL INSTRUMENTS CORP ...................         24,675
    2,500  NATIONAL SERVICE INDUSTRIES, INC .....................        121,718
    7,300  [degree] OFFICE DEPOT, INC ...........................        141,893
    3,314  OLSTEN CORP ..........................................         64,415
    3,800  OMNICOM GROUP, INC ...................................        234,175
    4,500  PAYCHEX, INC .........................................        171,000
    2,200  PITTSTON BRINKS GROUP CO .............................         66,000
    1,300  [degree] PREPAID LEGAL SERVICES, INC .................         27,462
      700  [degree] PRI AUTOMATION, INC .........................         26,556
    1,426  [degree] PURE ATRIA CORP .............................         20,142
      800  [degree] REMEDY CORP  ................................         32,000
    3,400  [degree] ROBERT HALF INT'L, INC ......................        160,012
    1,300  ROLLINS, INC  ........................................         26,162
    4,200  SENSORMATIC ELECTRONICS CORP .........................         54,075
   12,300  SERVICE CORP INT'L  ..................................        404,362
    2,000  [degree] SUNGARD DATA SYSTEMS, INC ...................         93,000
    1,300  [degree] SYLVAN LEARNING SYSTEMS, INC ................         44,200
    1,200  [degree] THERMOLASE CORP .............................         16,875
    1,200  TOTAL SYSTEM SERVICES, INC ...........................         29,175
    1,600  [degree] TRACOR, INC  ................................         40,200
    1,900  TRUE NORTH COMMUNICATIONS, INC  ......................         47,025
    2,100  [degree] U.S. CELLULAR CORP ..........................         62,212
    2,100  VALSPAR CORP  ........................................         62,212
      600  [degree] WACKENHUT CORRECTIONS CORP  .................         17,475
    1,000  WALLACE COMPUTER SERVICES, INC  ......................         30,062
    1,050  [degree] WIND RIVER SYSTEMS, INC  ....................         40,162
                                                                     -----------
                                                                       5,772,501
                                                                     -----------
                CHEMICALS--MAJOR--2.17%
    5,900  AIR PRODUCTS & CHEMICALS, INC ........................        479,375
      800  ARCO CHEMICAL CO .....................................         38,050
    1,300  CHEMFIRST, INC .......................................         35,262
   12,200  DOW CHEMICAL CO  .....................................      1,062,925
   58,400  DU PONT (E.I.) DE NEMOURS & CO  ......................      3,671,900
    4,200  EASTMAN CHEMICAL CO ..................................        266,700
    2,900  GOODRICH (B.F.) CO  ..................................        125,606
    5,700  HERCULES, INC ........................................        272,887
    1,800  MISSISSIPPI CHEMICAL CORP ............................         37,350
   30,900  MONSANTO CO ..........................................      1,330,631
    1,700  [degree] OAK TECHNOLOGY, INC .........................         16,575
    2,600  OLIN CORP  ...........................................        101,562
    9,400  PPG INDUSTRIES, INC ..................................        546,375
    8,200  PRAXAIR, INC  ........................................        459,200
    1,200  [degree] QUINTILES TRANSNATIONAL CORP ................         83,550
    2,300  ROHM & HAAS CO .......................................        207,143
    6,300  UNION CARBIDE CORP  ..................................        296,493
                                                                     -----------
                                                                       9,031,584
                                                                     -----------
                CHEMICALS--SPECIALTY--0.84%
    3,000  [degree] AIRGAS, INC  ................................         59,437
    2,300  ALBEMARLE CORP .......................................         48,443
    1,400  BETZDEARBORN, INC ....................................         92,400
    2,700  CALGON CARBON CORP  ..................................         37,462
    2,200  COMMERCIAL METALS CO .................................         70,950
    3,700  CROMPTON & KNOWLES CORP ..............................         82,325
    2,500  [degree] CYTEC INDUSTRIES, INC .......................         93,437
    1,300  DEXTER CORP ..........................................         41,600
    3,000  ECOLAB, INC ..........................................        143,250
    4,850  ENGELHARD CORP .......................................        101,546
    5,000  ETHYL CORP ...........................................         46,250
    1,500  FERRO CORP ...........................................         55,593
    2,200  FOSTER WHEELER CORP ..................................         89,100
      802  FULLER (H.B.) CO .....................................         44,110
    1,800  GEON CO ..............................................         36,450
    1,700  GEORGIA GULF CORP ....................................         49,406
    4,100  GRACE (W.R.) & CO ....................................        226,012
    3,300  GREAT LAKES CHEMICAL CORP ............................        172,837
    2,634  ICN PHARMACEUTICALS, INC  ............................         75,562
    3,880  IMC GLOBAL, INC  .....................................        135,800

                       See notes to financial statements.

  SHARES                                                                VALUE
----------                                                            ----------
                CHEMICALS--SPECIALTY--(continued)
    2,100  [degree] INTERNATIONAL SPECIALTY PRODUCTS, INC             $   29,531
    2,600  LAWTER INTERNATIONAL, INC ............................         32,825
    3,200  LUBRIZOL CORP ........................................        134,200
    2,500  LYONDELL PETROCHEMICAL CO ............................         54,531
    4,000  MALLINCKRODT, INC  ...................................        152,000
    7,600  MORTON INTERNATIONAL, INC ............................        229,425
    1,900  [degree] MYCOGEN CORP ................................         37,287
    3,200  NALCO CHEMICAL CORP ..................................        123,600
    1,900  OM GROUP, INC ........................................         62,937
      425  POTASH CORP OF SASKATCHEWAN, INC (U.S.)...............         31,901
    2,500  RAYCHEM CORP .........................................        185,937
    4,325  RPM, INC  ............................................         79,471
    2,100  SCHULMAN (A.), INC ...................................         51,712
    2,100  [degree] SEALED AIR CORP .............................         99,750
    5,600  SIGMA ALDRICH CORP ...................................        196,350
    2,600  TERRA INDUSTRIES, INC ................................         30,225
    1,300  THIOKOL CORP .........................................         91,000
    2,000  WELLMAN, INC .........................................         34,750
    3,200  WITCO CORP ...........................................        121,400
                                                                      ----------
                                                                       3,480,802
                                                                      ----------
                 COMMUNICATION EQUIPMENT &
                   SERVICES--2.49%
    6,666  [degree] 360 COMMUNICATIONS CO .......................        114,155
   17,342  [degree] 3COM CORP ...................................        780,390
    1,150  [degree] ACC CORP ....................................         35,506
   26,100  [degree] AIRTOUCH COMMUNICATIONS, INC ................        714,487
    5,475  [degree] ANDREW CORP .................................        153,984
    2,000  [degree] ANTEC CORP ..................................         23,500
    1,000  [degree] APAC TELESERVICES INC .......................         19,437
    2,800  [degree] ARCH COMMUNICATIONS GROUP, INC ..............         21,350
    6,100  [degree] ASCEND COMMUNICATIONS, INC ..................        240,187
    1,400  [degree] AVID TECHNOLOGIES, INC ......................         36,925
    4,000  [degree] BRINKER INTERNATIONAL, INC ..................         57,000
    1,300  [degree] CABLE DESIGN TECHNOLOGIES CO ................         38,268
    5,600  [degree] CABLETRON SYSTEMS, INC ......................        158,550
    3,400  [degree] CASCADE COMMUNICATIONS CORP .................         93,925
    3,300  CENTURY TELEPHONE ENTERPRISES, INC ...................        111,168
    1,600  [degree] CHYRON CORP .................................          7,200
   34,300  [degree] CISCO SYSTEMS, INC ..........................      2,302,387
    2,800  COMSAT CORP SERIES 1 .................................         66,675
   11,400  CORNING, INC .........................................        634,125
      800  [degree] DIGITAL MICROWAVE CORP ......................         24,000
    6,000  [degree] DSC COMMUNICATIONS CORP .....................        133,500
    2,400  [degree] DSP COMMUNICATIONS, INC .....................         26,400
    1,000  [degree] DYNATECH CORP ...............................         35,750
    1,300  [degree] GENERAL DATACOMM INDUSTRIES, INC ............          9,262
    3,700  [degree] GEOTEK COMMUNICATIONS, INC ..................         20,118
    2,100  HARRIS CORP ..........................................        176,400
    1,500  [degree] HIGHWAYMASTER COMMUNICATIONS, INC ...........         22,875
    2,600  [degree] INTERCEL, INC ...............................         36,075
    1,500  [degree] INTERMEDIA COMMUNICATIONS, INC ..............         48,562
    1,700  [degree] INTERNATIONAL FAMILY ENTERTAINMENT INC ......         58,437
      700  [degree] JACOR COMMUNICATIONS, INC ...................         26,775
    4,800  [degree] LCI INTERNATIONAL, INC ......................        105,000
    1,100  [degree] LEVEL ONE COMMUNICATIONS, INC ...............         42,281
   33,191  LUCENT TECHNOLOGIES, INC .............................      2,391,826
    1,500  [degree] MACROMEDIA, INC .............................         12,937
      750  [degree] MASTEC, INC .................................         35,484
    1,700  [degree] NETWORK EQUIPMENT TECHNOLOGIES, INC .........         30,600
   18,900  [degree] NOVELL, INC .................................        131,118
    1,600  [degree] NTL, INC ....................................         39,800
    3,400  [degree] OCTEL COMMUNICATIONS CORP ...................         79,687
    1,300  [degree] OMNIPOINT CORP ..............................         21,612
      800  [degree] P-COM, INC ..................................         26,400
    5,400  [degree] PAGING NETWORK, INC .........................         47,418
    3,600  [degree] PAIRGAIN TECHNOLOGIES, INC ..................         55,800
    1,769  [degree] PANAMSAT CORP ...............................         51,301
    1,700  [degree] PICTURETEL CORP .............................         16,150
    2,000  [degree] PMT SERVICES, INC ...........................         30,500
    1,100  [degree] PREMIERE TECHNOLOGIES, INC ..................         28,600
    1,200  [degree] PREMISYS COMMUNICATIONS, INC ................         18,900
    3,200  [degree] QUALCOMM, INC ...............................        162,800
    4,100  SCIENTIFIC-ATLANTA, INC ..............................         89,687
    1,000  [degree] SITEL CORP ..................................         20,625
    2,500  [degree] TECH DATA CORP ..............................         78,593
    1,800  [degree] TEL-SAVE HOLDINGS, INC ......................         27,450
    1,400  [degree] TELE-COMMUNICATIONS INT'L (CLASS A) .........         21,612
    8,800  [degree] TELLABS, INC ................................        491,700
    2,700  [degree] VANGUARD CELLULAR SYSTEMS, INC ..............         36,787
    1,500  [degree] WESTELL TECHNOLOGIES, INC (CLASS A) .........         37,500
    1,400  [degree] WINSTAR COMMUNICATIONS, INC .................         18,725
                                                                     -----------
                                                                      10,378,266
                                                                     -----------
                COMPUTER SERVICE--3.99%
    1,000  [degree] ACTEL CORP ..................................         17,062
    3,200  [degree] ACXIOM CORP .................................         65,600
    5,700  [degree] ADAPTEC, INC ................................        198,075
    7,300  [degree] ADC TELECOMMUNICATIONS, INC .................        243,637
    3,100  ADOBE SYSTEMS, INC ...................................        108,693
    2,250  [degree] AMERICAN MANAGEMENT SYSTEMS, INC ............         60,187
    2,000  [degree] AUSPEX SYSTEMS, INC .........................         19,250
   15,400  AUTOMATIC DATA PROCESSING, INC .......................        723,800
    1,000  [degree] AVANT CORP ..................................         32,312
    1,900  [degree] BANCTEC, INC ................................         49,281
    9,202  [degree] BAY NETWORKS, INC ...........................        244,428
    1,800  [degree] BDM INTERNATIONAL, INC ......................         41,400
    1,100  [degree] BELL & HOWELL CO ............................         33,893
    2,100  [degree] BISYS GROUP, INC ............................         87,675
    5,400  [degree] BMC SOFTWARE, INC ...........................        299,025
    1,500  [degree] BOSTON TECHNOLOGY, INC ......................         44,343
    1,000  [degree] BRODERBUND SOFTWARE, INC ....................         24,687
    1,400  [degree] C-CUBE MICROSYSTEMS, INC ....................         24,587
    4,925  [degree] CADENCE DESIGN SYSTEMS, INC .................        164,987
    1,700  [degree] CAMBRIDGE TECHNOLOGY PARTNERS, INC ..........         54,400
      400  [degree] CDW COMPUTER CENTERS, INC ...................         21,225
    4,100  [degree] CERIDIAN CORP ...............................        173,225
    2,100  [degree] CHECKFREE CORP. .............................         37,012
    2,000  [degree] CITRIX SYSTEMS, INC .........................         87,750
      900  [degree] CLARIFY INC .................................         10,181
    4,700  [degree] COMPUSA, INC ................................        101,050
   14,300  COMPUTER ASSOCIATES INTERNATIONAL, INC ...............        796,331
    3,848  [degree] COMPUTER SCIENCES CORP ......................        277,537
    1,000  COMPUTER TASK GROUP, INC .............................         37,250
    4,000  [degree] COMPUWARE CORP ..............................        191,000
    1,000  [degree] CSG SYSTEMS INTERNATIONAL, INC ..............         30,875
      900  [degree] CYRIX CORP ..................................         19,237
    1,500  [degree] DECISIONONE CORP ............................         34,125
    2,000  [degree] DIAMOND MULTIMEDIA SYSTEMS, INC .............         14,375
    1,200  [degree] DOCUMENTUM, INC .............................         29,850
    1,900  [degree] DST SYSTEMS, INC ............................         63,293
    2,500  [degree] ELECTRONIC ARTS, INC ........................         84,062

                       See notes to financial statements.

  SHARES                                                             VALUE
----------                                                       -------------
                COMPUTER SERVICE--(continued)
   17,500  ELECTRONIC DATA SYSTEMS CORP .....................    $   717,500
   12,500  [degree] EMC CORP ................................        487,500
    1,000  [degree] EMPLOYEE SOLUTIONS, INC .................          5,562
   21,706  FIRST DATA CORP ..................................        953,707
    2,300  [degree] FISERV, INC .............................        102,637
    1,300  [degree] FORTE SOFTWARE, INC .....................         17,468
    2,200  [degree] GT INTERACTIVE SOFTWARE CORP ............         26,125
      800  [degree] HARBINGER CORP ..........................         22,400
    4,700  HBO & CO .........................................        323,712
    1,900  [degree] HMT TECHNOLOGY CORP .....................         24,581
    1,000  [degree] HNC SOFTWARE ............................         38,125
    2,330  [degree] IMATION CORP ............................         61,453
    9,500  [degree] INFORMIX CORP ...........................         85,500
    1,300  [degree] INTEGRATED SYSTEMS, INC .................         15,275
    3,500  [degree] INTERGRAPH CORP .........................         29,750
    2,200  [degree] INTUIT, INC .............................         50,462
    1,800  [degree] KEANE, INC ..............................         93,600
    1,500  [degree] LEARNING CO, INC ........................         14,062
      500  [degree] LEARNING TREE INTERNATIONAL, INC ........         22,187
    1,000  [degree] LEGATO SYSTEMS, INC .....................         18,500
    1,300  [degree] MEDIC COMPUTER SYSTEMS, INC .............         28,925
    3,500  [degree] MENTOR GRAPHICS CORP ....................         32,375
    2,625  [degree] MICROCHIP TECHNOLOGY, INC ...............         78,093
    1,100  [degree] MICRON ELECTRONICS, INC .................         19,593
   41,400  [degree] MICROSOFT CORP ..........................      5,231,925
    1,600  NATIONAL DATA CORP ...............................         69,300
    5,487  [degree] NCR CORP ................................        163,238
    2,000  [degree] NETMANAGE, INC ..........................          5,875
    2,400  [degree] NETSCAPE COMMUNICATIONS CORP ............         76,950
    1,000  [degree] NETWORK APPLIANCE, INC ..................         38,000
    2,500  [degree] NETWORK GENERAL CORP ....................         37,187
    1,600  [degree] OBJECTIVE SYSTEMS INTEGRATORS, INC ......         13,800
   26,250  [degree] ORACLE CORP .............................      1,322,343
    6,800  [degree] PARAMETRIC TECHNOLOGY CORP ..............        289,425
    4,100  [degree] PEOPLESOFT, INC .........................        216,275
    1,200  [degree] PHYSICIAN COMPUTER NETWORK, INC .........          8,100
    1,100  [degree] PIXAR, INC ..............................         17,325
    2,700  [degree] PLATINUM TECHNOLOGY, INC ................         35,775
    1,200  [degree] POLICY MANAGEMENT SYSTEMS CORP ..........         56,400
    1,400  [degree] PSINET, INC .............................         10,500
    2,300  [degree] RATIONAL SOFTWARE CORP ..................         38,668
    2,200  [degree] READ RITE CORP ..........................         45,925
    4,300  REYNOLDS & REYNOLDS CO (CLASS A) .................         67,725
    1,800  [degree] SAFEGUARD SCIENTIFICS, INC ..............         57,262
      400  [degree] SAPIENT CORP ............................         19,800
    1,050  [degree] SCOPUS TECHNOLOGY, INC ..................         23,493
    1,800  [degree] SECURITY DYNAMICS TECHNOLOGIES, INC .....         66,375
    1,300  SHARED MEDICAL SYSTEMS CORP ......................         70,200
    1,400  [degree] SHIVA CORP ..............................         14,612
    4,111  [degree] STERLING COMMERCE, INC ..................        135,149
    1,600  [degree] STERLING SOFTWARE, INC ..................         50,000
    1,700  [degree] STRUCTURAL DYNAMICS RESEARCH CORP .......         44,625
    3,800  [degree] SYBASE, INC .............................         56,525
    2,600  [degree] SYMANTEC CORP ...........................         50,700
    2,400  [degree] SYNOPSYS, INC ...........................         88,200
    1,600  [degree] SYSTEM SOFTWARE ASSOCIATES, INC .........         12,200
    1,000  [degree] SYSTEMSOFT CORP .........................         10,750
      900  [degree] TECHNOLOGY SOLUTIONS CO .................         35,550
    1,800  [degree] TRANSACTION SYSTEM ARCHITECTURE .........         62,100
    1,700  [degree] VANSTAR CORP ............................         24,012
    1,000  [degree] VANTIVE CORP (THE) ......................         28,250
      600  [degree] VERITAS SOFTWARE CORP ...................         30,150
      800  [degree] VIASOFT, INC ............................         40,600
      800  [degree] VIDEOSERVER, INC ........................         10,600
      700  [degree] VISIO CORP ..............................         49,350
    1,100  [degree] XIRCOM, INC .............................         13,681
      900  [degree] YAHOO, INC ..............................         31,725
    1,700  [degree] ZEBRA TECHNOLOGY CORP ...................         47,387
                                                                ------------
                                                                  16,632,824
                                                                ------------
                CONGLOMERATES--2.01%
    3,300  ALEXANDER & BALDWIN, INC .........................         86,212
   12,800  ALLIED SIGNAL, INC ...............................      1,075,200
    2,000  AMERICAN FINANCIAL GROUP, INC ....................         84,875
    2,800  [degree] ANIXTER INTERNATIONAL, INC ..............         48,125
    1,800  APARTMENT INVESTMENT & MANAGEMENT CO .............         50,850
    1,650  [degree] BLYTH INDUSTRIES, INC ...................         55,687
    1,900  BRADY (W.H.) CO (CLASS A) ........................         55,100
    2,500  [degree] COLTEC INDUSTRIES, INC ..................         48,750
    2,875  [degree] CONCORD EFS, INC ........................         74,390
    3,600  [degree] COPYTELE, INC ...........................         19,575
    2,400  CRANE CO .........................................        100,350
    6,200  ITT INDUSTRIES, INC ..............................        159,650
    1,800  JOHNS MANVILLE CORP ..............................         21,262
    4,400  JOHNSON CONTROLS, INC ............................        180,675
    3,750  KEYSTONE FINANCIAL, INC ..........................        117,187
    2,000  [degree] LITTON INDUSTRIES, INC ..................         96,625
    3,600  LOEWS CORP .......................................        360,450
    3,708  MARK IV INDUSTRIES, INC ..........................         88,992
    2,700  [degree] METROMEDIA INTERNATIONAL GROUP, INC .....         34,087
   21,400  MINNESOTA MINING & MANUFACTURING CO ..............      2,182,800
    8,700  ROCKWELL INTERNATIONAL CORP ......................        513,300
    2,100  STANDEX INTERNATIONAL CORP .......................         63,000
    7,000  TEXTRON, INC .....................................        464,625
    6,800  TRW, INC .........................................        386,325
    7,600  TYCO INTERNATIONAL LTD ...........................        528,675
    2,700  [degree] U.S. INDUSTRIES, INC ....................         96,187
   13,500  UNITED TECHNOLOGIES CORP .........................      1,120,500
    4,600  VIAD CORP ........................................         88,550
    5,600  WHITMAN CORP .....................................        134,400
    1,200  ZEIGLER COAL HOLDING CO ..........................         28,050
                                                                ------------
                                                                   8,364,454
                                                                ------------
                CONSTRUCTION--MATERIALS &
                  BUILDERS--0.64%
    2,400  ARMSTRONG WORLD INDUSTRIES, INC ..................        176,100
    2,500  BAY APARTMENT COMMUNITIES, INC ...................         92,500
    2,400  [degree] CALMAT CO ...............................         51,600
    1,600  CARLISLE COS, INC ................................         55,800
    3,866  [degree] CASTLE & COOKE, INC .....................         64,030
    1,200  [degree] CDI CORP ................................         50,025
    1,700  CENTEX CORP ......................................         69,062
    2,700  [degree] CHAMPION ENTERPRISES, INC ...............         40,500
    5,206  CLAYTON HOMES, INC ...............................         74,185
    1,200  [degree] EAGLE HARDWARE & GARDEN, INC ............         27,450
    1,400  FASTENAL CO ......................................         68,600
    1,600  FLEETWOOD ENTERPRISES, INC .......................         47,700
    3,100  HORTON (D.R.), INC ...............................         32,162

                       See notes to financial statements.

  SHARES                                                            VALUE
----------                                                      ------------
                CONSTRUCTION--MATERIALS &
                  BUILDERS--(continued)
    1,600  [degree] JACOBS ENGINEERING GROUP, INC ...........   $     43,000
    2,700  KAUFMAN & BROAD HOME CORP ........................         47,418
    3,205  LAFARGE CORP .....................................         78,522
    2,200  LENNAR CORP ......................................         70,262
    3,079  MARTIN MARIETTA MATERIALS, INC ...................         99,682
    8,500  MASCO CORP .......................................        354,875
    1,500  MEDUSA CORP ......................................         57,562
    1,450  [degree] MILLER INDUSTRIES, INC ..................         23,200
    2,600  OAKWOOD HOMES CORP ...............................         62,400
    2,700  OWENS CORNING CO .................................        116,437
    2,200  PLY-GEM INDUSTRIES, INC ..........................         39,875
    1,600  PULTE CORP .......................................         55,300
      500  [degree] SECURITY CAPITAL CORP ...................         47,250
    7,700  SHERWIN-WILLIAMS CO ..............................        237,737
    4,964  SIMON DEBARTOLO GROUP, INC .......................        158,848
    1,700  [degree] SOLA INTERNATIONAL, INC .................         56,950
    1,600  TEXAS INDUSTRIES, INC ............................         42,500
    2,600  [degree] USG CORP ................................         94,900
    1,800  VULCAN MATERIALS CO ..............................        141,300
                                                                ------------
                                                                   2,677,732
                                                                ------------
                CONTAINERS--0.12%
    2,059  BALL CORP ........................................         61,898
    4,800  CROWN CORK & SEAL CO, INC ........................        256,500
    5,700  [degree] OWENS ILLINOIS, INC .....................        176,700
                                                                ------------
                                                                     495,098
                                                                ------------
                COSMETICS--0.86%
    2,500  ALBERTO CULVER CO (CLASS B) ......................         70,000
    6,400  AVON PRODUCTS, INC ...............................        451,600
   28,939  GILLETTE CO ......................................      2,741,970
    4,900  INTERNATIONAL FLAVORS & FRAGRANCES, INC ..........        247,450
    1,300  LAUDER (ESTEE) CO (CLASS A) ......................         65,325
                                                                ------------
                                                                   3,576,345
                                                                ------------
                ELECTRICAL EQUIPMENT--3.47%
    3,900  [degree] AMERICAN POWER CONVERSION CORP ..........         74,100
    2,400  AMETEK, INC ......................................         56,400
    1,800  BELDEN, INC ......................................         61,312
   23,100  EMERSON ELECTRIC CO ..............................      1,271,943
  170,400  GENERAL ELECTRIC CO ..............................     11,139,900
    2,900  GENERAL SIGNAL CORP ..............................        126,512
    2,200  GRAINGER (W.W.), INC .............................        172,012
    6,400  HONEYWELL, INC ...................................        485,600
    3,260  HUBBELL, INC (CLASS B) ...........................        143,440
    2,999  THOMAS & BETTS CORP ..............................        157,634
   33,908  WESTINGHOUSE ELECTRIC CORP .......................        784,122
                                                                ------------
                                                                  14,472,975
                                                                ------------
                ELECTRICAL EQUIPMENT--COMPONENTS
                  DIVERSIFIED--3.60%
    7,700  [degree] ADVANCED MICRO DEVICES, INC .............        277,200
    4,500  [degree] ALTERA CORP .............................        227,250
   11,300  AMP, INC .........................................        471,775
      500  [degree] ANADIGICS, INC ..........................         15,500
    8,966  [degree] ANALOG DEVICES, INC .....................        238,159
    2,700  [degree] ARROW ELECTRONICS, INC ..................        143,437
    5,100  [degree] ATMEL CORP ..............................        142,800
    2,400  AVNET, INC .......................................        138,000
    1,500  AVX CORP .........................................         40,500
    2,600  BALDOR ELECTRIC CO ...............................         76,862
    1,500  [degree] BURR BROWN CORP .........................         51,750
    1,200  [degree] CHIPS & TECHNOLOGIES, INC ...............         12,450
    4,900  [degree] CIRRUS LOGIC, INC .......................         51,450
    1,700  [degree] COMPUTER PRODUCTS, INC ..................         42,500
    1,000  [degree] COMVERSE TECHNOLOGY, INC ................         52,000
      460  [degree] CYBERGUARD CORP .........................          4,082
    3,800  [degree] CYPRESS SEMICONDUCTOR CORP ..............         55,100
    2,000  DALLAS SEMICONDUCTOR CORP ........................         78,500
    1,900  [degree] ESS TECHNOLOGY ..........................         25,531
    1,200  [degree] ETEC SYSTEMS, INC .......................         51,450
    1,500  FISHER SCIENTIFIC INTERNATIONAL, INC .............         71,250
    6,900  [degree] GENERAL INSTRUMENT CORP .................        172,500
      500  [degree] HADCO CORP ..............................         32,750
      900  [degree] HUTCHINSON TECHNOLOGY, INC ..............         21,937
    4,300  [degree] INTEGRATED DEVICE TECHNOLOGY, INC .......         45,150
   42,700  INTEL CORP .......................................      6,055,393
    3,100  [degree] INTERNATIONAL RECTIFIER CORP ............         57,737
      400  [degree] JABIL CIRCUIT, INC ......................         33,550
    2,300  [degree] KEMET CORP ..............................         57,212
    1,600  [degree] KENT ELECTRONICS CORP ...................         58,700
    1,400  [degree] LAM RESEARCH CORP .......................         51,887
    1,400  [degree] LATTICE SEMICONDUCTOR CORP ..............         79,100
    3,800  LINEAR TECHNOLOGY CO .............................        196,650
    1,500  [degree] LITTLEFUSE, INC .........................         42,375
      800  LOGICON, INC .....................................         42,400
    6,700  [degree] LSI LOGIC CORP ..........................        214,400
    2,400  [degree] MAGNETEK, INC ...........................         39,900
    1,900  [degree] MARSHALL INDUSTRIES, INC ................         70,775
    3,200  [degree] MAXIM INTEGRATED PRODUCTS ...............        182,000
    1,200  [degree] MEMC ELECTRONIC MATERIALS, INC ..........         39,300
    2,100  METHODE ELECTRONICS, INC (CLASS A) ...............         41,737
    8,700  [degree] MICRON TECHNOLOGY, INC ..................        347,456
    5,070  MOLEX, INC .......................................        185,055
   31,600  MOTOROLA, INC ....................................      2,401,600
      800  [degree] MRV COMMUNICATIONS, INC .................         23,600
    7,500  [degree] NATIONAL SEMICONDUCTOR CORP .............        229,687
    1,000  [degree] OAK INDUSTRIES, INC .....................         28,750
    1,800  [degree] PMC-SIERRA, INC .........................         47,250
    2,700  [degree] S3, INC .................................         29,700
    1,200  [degree] SANMINA CORP ............................         76,200
      800  [degree] SMART MODULAR TECHNOLOGIES, INC .........         27,000
    2,000  SYMBOL TECHNOLOGIES, INC .........................         67,250
    1,400  [degree] TCSI CORP ...............................          7,350
   10,200  TEXAS INSTRUMENTS, INC ...........................        857,437
    1,900  [degree] TRIMBLE NAVIGATION LTD ..................         33,725
    1,100  [degree] UCAR INTERNATIONAL, INC .................         50,325
    1,000  [degree] UNIPHASE CORP ...........................         58,250
      600  [degree] UNITRODE CORP ...........................         30,225
    2,000  [degree] VICOR CORP ..............................         45,000
    3,018  [degree] VISHAY INTERTECHNOLOGY, INC .............         87,333
    1,500  [degree] VITESSE SEMICONDUCTOR CORP ..............         49,031
    2,400  [degree] VLSI TECHNOLOGY, INC ....................         56,700
    1,800  [degree] WATERS CORP .............................         64,575
    4,800  [degree] WESTERN DIGITAL CORP ....................        151,800
    1,200  WYLE ELECTRONICS .................................         47,400
    3,700  [degree] XILINX, INC .............................        181,531
    1,700  [degree] ZILOG, INC ..............................         32,300
                                                                ------------
                                                                  15,019,529
                                                                ------------

                       See notes to financial statements.

 SHARES                                                              VALUE
----------                                                       -----------
                ELECTRICAL EQUIPMENT--
                  INSTRUMENTS--0.49%
    9,300  [degree] APPLIED MATERIALS, INC ..................    $   658,556
    1,500  BECKMAN INSTRUMENTS, INC .........................         72,375
      900  [degree] BERG ELECTRICS CORP .....................         32,343
      800  [degree] COHERENT, INC ...........................         35,600
    1,100  [degree] DESTEC ENERGY, INC ......................         23,718
    1,400  [degree] DIONEX CORP .............................         71,750
    2,800  [degree] ELECTRONICS FOR IMAGING, INC ............        132,300
    1,700  [degree] GENRAD, INC .............................         38,462
      500  [degree] IDX SYSTEMS CORP ........................         17,250
    2,300  [degree] INPUT/OUTPUT, INC .......................         41,687
    4,100  [degree] KLA INSTRUMENTS CORP ....................        199,875
    1,100  [degree] KULICHE & SOFFA INDUSTRIES, INC .........         35,715
    2,400  PERKIN-ELMER CORP ................................        190,950
    1,700  [degree] SILICON VALLEY GROUP, INC ...............         44,837
    1,800  TEKTRONIX, INC ...................................        108,000
    4,500  [degree] TERADYNE, INC ...........................        176,625
      900  [degree] THERMO INSTRUMENT SYSTEMS, INC ..........         27,450
    1,500  VARIAN ASSOCIATES, INC ...........................         81,375
    2,300  X RITE, INC ......................................         43,700
                                                               -------------
                                                                   2,032,568
                                                               -------------
                ENVIRONMENTAL CONTROL--0.49%
    5,000  [degree] ALLIED WASTE INDUSTRIES, INC  ...........         86,875
   10,700  BROWNING FERRIS INDUSTRIES, INC ..................        355,775
    1,100  [degree] CULLIGAN WATER TECHNOLOGIES, INC ........         49,225
    2,600  OGDEN CORP .......................................         56,550
    8,300  [degree] REPUBLIC INDUSTRIES, INC ................        206,462
    3,150  [degree] U.S. FILTER CORP  .......................         85,837
    7,010  [degree] U.S.A. WASTE SERVICES, INC ..............        270,761
    2,500  [degree] UNITED WASTE SYSTEMS, INC  ..............        102,500
   24,270  WASTE MANAGEMENT, INC ............................        779,673
    4,200  WHEELABRATOR TECHNOLOGIES, INC ...................         64,837
                                                               -------------
                                                                   2,058,495
                                                               -------------
                FINANCIAL--MISCELLANEOUS--4.40%
    1,500  AAMES FINANCIAL CORP  ............................         27,750
    2,400  ADVANTA CORP (CLASS A) ...........................         88,200
    1,500  ALEX BROWN, INC ..................................        105,937
    1,700  AMBAC, INC .......................................        129,837
   24,800  AMERICAN EXPRESS CO ..............................      1,847,600
   13,977  AMERICAN GENERAL CORP ............................        667,401
    1,600  [degree] AMRESCO, INC ............................         34,400
    2,000  [degree] ARCADIA FINANCIAL LTD ...................         18,375
    2,500  ASTORIA FINANCIAL CORP ...........................        118,750
    2,930  BEACON PROPERTIES CORP ...........................         97,788
    7,324  BEAR STEARNS COS, INC ............................        250,389
    2,700  BENEFICIAL CORP ..................................        191,868
      270  [degree] CALIFORNIA FEDERAL BANCORP (SCLP) .......          4,556
    2,581  CAPSTEAD MORTGAGE CORP ...........................         63,718
    2,900  CARR AMERICA REALTY CORP .........................         83,375
    2,800  CASE CORP ........................................        192,850
    4,800  [degree] CATELLUS DEVELOPMENT CORP  ..............         87,000
      500  [degree] CITYSCAPE FINANCIAL CORP ................          9,968
    2,000  CMAC INVESTMENT CORP  ............................         95,500
    1,300  [degree] COAST SAVINGS FINANCIAL, INC  ...........         59,068
    1,900  COLLECTIVE BANCORP, INC  .........................         85,262
    3,450  COMDISCO, INC ....................................         89,700
    1,700  COMMERCIAL FEDERAL CORP  .........................         63,112
      400  [degree] CONTIFINANCIAL CORP  ....................         14,600
    5,776  COUNTRYWIDE CREDIT INDUSTRIES, INC ...............        180,139
    1,600  [degree] CREDIT ACCEPTANCE CORP ..................         20,600
    4,000  CWM MORTGAGE HOLDINGS, INC .......................         95,750
    1,000  [degree] DELPHI FINANCIAL GROUP, INC .............         38,500
    1,800  DEVELOPERS DIVERSIFIED REALTY CORP ...............         72,000
      800  DONALDSON, LUFKIN, & JENRETTE, INC ...............         47,800
    1,824  DUKE REALTY INVESTMENTS, INC .....................         73,872
    3,400  DYNEX CAPITAL, INC ...............................         47,387
    1,140  [degree] ECHELON INTERNATIONAL CORP ..............         26,006
    3,300  EDWARDS (A.G.), INC ..............................        141,075
      900  ENHANCE FINANCIAL SERVICES GROUP, INC ............         39,487
      800  [degree] ENVOY CORP ..............................         26,600
    4,750  EQUITY RESIDENTIAL PROPERTIES TRUST CO ...........        225,625
   36,900  FEDERAL HOME LOAN MORTGAGE CORP ..................      1,268,437
   55,600  FEDERAL NATIONAL MORTGAGE ASSOCIATION ............      2,425,550
    3,100  FINANCIAL SECURITY ASSURANCE HOLDINGS LTD ........        120,706
    1,700  FINOVA GROUP, INC ................................        130,050
    2,750  FIRST FINANCIAL CORP (WISCONSIN) .................         80,781
      800  [degree] FIRSTPLUS FINANCIAL GROUP, INC ..........         27,200
    4,370  FRANCHISE FINANCE CORP OF AMERICA ................        113,893
    4,050  FRANKLIN RESOURCES, INC ..........................        293,878
    4,422  FULTON FINANCIAL CORP ............................        119,394
    2,300  [degree] GARTNER GROUP, INC (CLASS A) ............         82,656
    2,400  GENERAL GROWTH PROPERTIES, INC ...................         80,400
    3,400  [degree] GLENDALE FEDERAL SAVINGS BANK, INC ......         88,825
    2,500  GOLDEN WEST FINANCIAL CORP .......................        175,000
    6,511  GREAT WESTERN FINANCIAL CORP .....................        349,966
    7,400  GREEN TREE FINANCIAL CORP ........................        263,625
    4,600  H.F. AHMANSON & CO ...............................        197,800
    6,300  HEALTH AND RETIREMENT PROPERTY TRUST .............        118,518
    2,900  HIGHWOODS PROPERTIES, INC ........................         92,800
    5,102  HOUSEHOLD INTERNATIONAL, INC .....................        599,166
    1,300  LEGG MASON, INC ..................................         69,956
    6,200  LEHMAN BROTHERS HOLDINGS, INC ....................        251,100
    2,300  [degree] LEUCADIA NATIONAL CORP ..................         71,156
   16,325  MBNA CORP ........................................        597,903
    4,300  MEDITRUST CORP ...................................        171,462
    6,450  [degree] MERCURY FINANCE CO ......................         15,721
   19,900  MERRILL LYNCH & CO, INC ..........................      1,186,537
    3,351  MERRY LAND & INVESTMENT CO, INC ..................         72,674
   23,455  MORGAN STANLEY, DEAN WITTER, DISCOVER ............      1,010,030
    5,272  NEW PLAN REALTY TRUST ............................        116,313
    3,800  PAINE WEBBER GROUP, INC ..........................        133,000
    5,700  PENNCORP FINANCIAL GROUP, INC ....................        219,450
    3,400  PIONEER GROUP, INC ...............................         78,200
    1,400  PMI GROUP, INC ...................................         87,325
    2,700  PRICE (T. ROWE) ASSOCIATES, INC ..................        139,387
    4,800  PUBLIC STORAGE, INC ..............................        140,400
    1,500  QUICK & REILLY GROUP, INC ........................         34,875
    2,300  REALTY INCOME CORP ...............................         60,375
    3,200  ROOSEVELT FINANCIAL GROUP, INC ...................         70,400
    5,600  SALOMON, INC .....................................        311,500
    6,000  SCHWAB (CHARLES) CORP ............................        244,125
      900  [degree] SEACOR SMIT, INC ........................         47,081
    2,700  SECURITY CAPITAL PACIFIC TRUST ...................         61,762
      400  SIRROM CAPITAL CORP ..............................         13,800
    2,300  SPIEKER PROPERTIES, INC ..........................         80,931
      700  [degree] SPS TRANSACTION SERVICES, INC ...........         12,950
    2,900  STORAGE USA, INC .................................        110,925
    2,700  STUDENT LOAN MARKETING ASSOCIATION ...............        342,900
    1,800  TCF FINANCIAL CORP ...............................         88,875
    1,700  THE MONEY STORE, INC .............................         48,768
    3,300  TIG HOLDINGS, INC ................................        103,125

                       See notes to financial statements.

  SHARES                                                             VALUE
----------                                                       -------------
                FINANCIAL--MISCELLANEOUS--(continued)
    4,000  UNITED ASSET MANAGEMENT CORP .......................   $    113,250
    1,600  UNITED COS FINANCIAL CORP ..........................         45,200
    6,658  UNITED DOMINION REALTY TRUST, INC ..................         94,460
                                                                 -------------
                                                                    18,336,406
                                                                 -------------
                FOODS--2.10%
   29,102  ARCHER DANIELS MIDLAND CO ..........................        683,897
   13,200  CAMPBELL SOUP CO ...................................        660,000
    2,800  CHIQUITA BRANDS INTERNATIONAL, INC .................         38,500
   11,700  CONAGRA, INC .......................................        750,262
    7,400  CPC INTERNATIONAL, INC .............................        683,112
    2,200  DEAN FOODS CO ......................................         88,825
    2,400  DOLE FOOD, INC .....................................        102,600
      800  DREYERS GRAND ICE CREAM, INC .......................         31,600
      804  EARTHGRAINS CO .....................................         52,712
    5,550  FLOWERS INDUSTRIES, INC ............................         93,309
    8,107  GENERAL MILLS, INC .................................        527,968
    4,100  [degree] GENERAL NUTRITION COS, INC ................        114,800
   17,000  HEINZ (H.J.) CO ....................................        784,125
    5,000  HERSHEY FOODS CORP .................................        276,562
    2,700  HORMEL FOODS CORP ..................................         72,562
    6,100  IBP, INC ...........................................        141,825
      100  INTERSTATE BAKERIES CORP ...........................          5,931
      100  [degree] JP FOODSERVICE, INC .......................          2,868
    4,600  KELLOGG CO .........................................        393,875
    1,900  LANCE, INC .........................................         36,337
    4,000  MCCORMICK & CO, INC (NON-VTG) ......................        101,000
    4,500  NABISCO HOLDINGS CORP (CLASS A) ....................        179,437
    1,300  NATURES SUNSHINE PRODUCTS, INC .....................         23,562
    3,700  PIONEER-HI-BRED INTERNATIONAL, INC .................        296,000
    7,100  QUAKER OATS CO .....................................        318,612
    2,500  [degree] RALCORP HOLDINGS, INC .....................         36,875
    5,200  RALSTON PURINA CO ..................................        427,375
    2,550  RICHFOOD HOLDINGS, INC .............................         66,300
   25,300  SARA LEE CORP ......................................      1,053,112
    1,300  [degree] SMITHFIELD FOODS, INC .....................         79,950
    1,179  [degree] SMITH'S FOOD & DRUG CENTERS, INC (CLASS B).         63,223
    6,400  TYSON FOODS, INC ...................................        122,400
    1,500  UNIVERSAL FOODS CORP ...............................         57,187
    1,400  [degree] WHOLE FOODS MARKET, INC ...................         46,375
    5,100  WRIGLEY (WM) JR CO .................................        341,700
                                                                 -------------
                                                                     8,754,778
                                                                 -------------
                FOREST PRODUCTS--0.42%
    2,600  BOISE CASCADE CORP .................................         91,812
    4,100  CHAMPION INTERNATIONAL CORP ........................        226,525
    4,600  GEORGIA-PACIFIC CORP ...............................        392,725
    6,100  LOUISIANA PACIFIC CORP .............................        128,862
    1,800  POTLATCH CORP ......................................         81,450
    2,300  RAYONIER, INC ......................................         96,743
   10,300  WEYERHAEUSER CO ....................................        535,600
    2,700  WILLAMETTE INDUSTRIES, INC .........................        189,000
                                                                 -------------
                                                                     1,742,717
                                                                 -------------
                HEALTHCARE--DRUGS--6.60%
    2,400  [degree] ADVANCED TISSUE SCIENCE CO ................         30,900
    1,100  [degree] AGOURON PHARMACEUTICALS, INC ..............         88,962
      900  [degree] ALKERMES, INC .............................         13,050
    3,600  ALLERGAN, INC ......................................        114,525
    1,800  [degree] ALLIANCE PHARMACEUTICAL CORP ..............         18,112
    4,800  [degree] ALZA CORP .................................        139,200
   33,200  AMERICAN HOME PRODUCTS CORP ........................      2,539,800
   13,800  [degree] AMGEN, INC ................................        802,125
    1,800  [degree] AMYLIN PHARMACEUTICALS, INC ...............         24,750
    3,300  ARBOR DRUGS, INC ...................................         66,412
    2,875  BERGEN BRUNSWIG CORP (CLASS A) .....................         80,140
    3,800  [degree] BIO-TECHNOLOGY GENERAL CORP ...............         51,300
    4,200  [degree] BIOGEN, INC ...............................        142,275
   51,700  BRISTOL MYERS SQUIBB CO ............................      4,187,700
    3,700  [degree] CENTOCOR, INC .............................        114,931
    1,200  [degree] CEPHALON, INC .............................         13,800
    9,240  [degree] CHIRON CORP ...............................        192,885
    1,050  [degree] CLINTRIALS, INC ...........................         12,600
    1,600  [degree] COLUMBIA LABORATORIES, INC ................         26,200
    2,300  [degree] DURA PHARMACEUTICALS, INC .................         91,712
      708  [degree] ELAN CORP PLC ADR .........................         32,037
    2,200  [degree] FOREST LABORATORIES, INC ..................         91,162
    4,000  [degree] GENZYME CORP (GENERAL DIVISION) ...........        111,000
       40  [degree] GENZYME CORP (TISSUE REPAIR DIVISION) .....            405
    1,800  [degree] GILEAD SCIENCES, INC ......................         49,725
      900  [degree] IDEC PHARMACEUTICALS CORP .................         21,825
    1,900  [degree] IMMUNEX CORP ..............................         68,875
    2,000  [degree] INTERNEURON PHARMACEUTICALS, INC ..........         40,250
    1,600  [degree] ISIS PHARMACEUTICALS, INC .................         23,300
    6,100  [degree] IVAX CORP .................................         68,243
    1,300  JONES MEDICAL INDUSTRIES, INC ......................         61,750
    1,400  LIFE TECHNOLOGIES, INC .............................         38,850
   23,946  LILLY (ELI) & CO ...................................      2,617,597
    2,000  [degree] LIPOSOME CO, INC ..........................         17,875
    2,500  [degree] MATRIX PHARMACEUTICALS, INC ...............         16,718
   63,000  MERCK & CO, INC ....................................      6,520,500
    6,500  MYLAN LABORATORIES, INC ............................         95,875
    1,900  [degree] NEXSTAR PHARMACEUTICALS, INC ..............         27,075
    1,400  [degree] PAREXEL INTERNATIONAL CORP ................         44,450
   33,200  PFIZER, INC ........................................      3,967,400
   23,280  PHARMACIA & UPJOHN, INC ............................        808,980
      700  [degree] PROTEIN DESIGN LABORATORIES, INC ..........         19,950
    2,400  RHONE-POULNEC RORER, INC ...........................        218,100
    1,400  [degree] ROBERTS PHARMACEUTICAL CORP ...............         15,662
    1,200  [degree] SCHERER (R.P.) CORP .......................         61,950
   37,600  SCHERING-PLOUGH CORP ...............................      1,800,100
    1,700  [degree] SEPRACOR, INC .............................         43,881
    2,200  [degree] SEQUUS PHARMACEUTICALS, INC ...............         14,025
    1,400  [degree] VERTEX PHARMACEUTICALS, INC ...............         53,550
   14,000  WARNER-LAMBERT CO ..................................      1,739,500
    1,800  [degree] WATSON PHARMACEUTICALS, INC ...............         76,050
                                                                 -------------
                                                                    27,518,039
                                                                 -------------
                HEALTHCARE--HOSPITAL SUPPLY--1.16%
   69,102  JOHNSON & JOHNSON CO ...............................      4,448,441
    1,900  MCKESSON CORP ......................................        147,250
    2,600  MILLIPORE CORP .....................................        114,400
    3,300  U.S. SURGICAL CORP .................................        122,925
                                                                 -------------
                                                                     4,833,016
                                                                 -------------
                HEALTHCARE--OTHER--1.90%
   40,000  ABBOTT LABORATORIES CO .............................      2,670,000
      900  [degree] ACCESS HEALTH, INC ........................         22,050
    1,400  [degree] ACUSON CORP ...............................         32,200
    1,000  [degree] ADVANCED TECHNOLOGY LABORATORIES, INC .....         43,000
    3,280  ALLEGIANCE CORP ....................................         89,380
    1,400  ARROW INTERNATIONAL, INC ...........................         40,950
    1,700  BALLARD MEDICAL PRODUCTS CO ........................         34,106
    3,100  BARD (C.R.), INC ...................................        112,568

                       See notes to financial statements.

  SHARES                                                              VALUE
----------                                                        ------------
                HEALTHCARE--OTHER--(continued)
    2,500  BAUSCH & LOMB, INC .................................   $    117,809
   13,900  BAXTER INTERNATIONAL, INC ..........................        726,275
    6,600  BECTON DICKINSON & CO ..............................        334,125
    5,900  [degree] BIOMET, INC ...............................        109,887
    5,542  [degree] BOSTON SCIENTIFIC CORP ....................        340,486
    1,800  [degree] COVENTRY CORP .............................         27,225
      500  [degree] CYTYC CORP ................................         13,562
    1,200  DENTSPLY INTERNATIONAL, INC ........................         58,800
    1,900  [degree] GENESIS HEALTH VENTURES, INC ..............         64,125
    3,856  GUIDANT CORP .......................................        327,760
    1,600  [degree] GULF SOUTH MEDICAL SUPPLY, INC ............         31,200
    1,500  [degree] HAEMONETICS CORP ..........................         28,687
    2,600  HILLENBRAND INDUSTRIES, INC ........................        123,500
    1,400  [degree] HUMAN GENOME SCIENCES, INC ................         46,550
    2,000  [degree] IDEXX LABORATORIES, INC ...................         24,875
    1,700  KINETIC CONCEPTS, INC ..............................         30,600
    5,200  [degree] MEDAPHIS CORP .............................         52,325
   12,200  MEDTRONIC, INC .....................................        988,200
    1,500  MENTOR CORP ........................................         44,437
    3,600  [degree] NELLCOR PURITAN BENNETT, INC ..............         65,250
    2,500  [degree] NEUROMEDICAL SYSTEMS, INC .................         13,828
    3,600  OWENS & MINOR, INC .................................         53,775
    6,600  PALL CORP ..........................................        153,450
    1,900  [degree] PATTERSON DENTAL CO .......................         65,193
    1,100  [degree] PHARMACEUTICAL PRODUCT DEVELOPMENT .... ...         24,200
    1,200  [degree] PHYMATRIX CORP ............................         18,450
    1,800  [degree] PHYSICIAN RELIANCE NETWORK, INC ...........         16,875
    2,200  [degree] PHYSICIAN SALES & SERVICE, INC ............         41,800
    2,500  [degree] PLAYTEX PRODUCTS, INC .....................         23,437
    1,762  [degree] QUEST DIAGNOSTICS, INC ....................         36,231
      900  [degree] SCHEIN (HENRY), INC .......................         28,125
    1,200  [degree] SOFAMOR DANEK GROUP, INC ..................         54,900
    4,250  [degree] ST. JUDE MEDICAL, INC .....................        165,750
    1,800  [degree] STERIS CORP ...............................         67,275
    2,900  STEWART ENTERPRISES, INC (CLASS A) .................        121,800
    3,900  [degree] STRYKER CORP ..............................        136,012
    2,850  [degree] SUMMIT TECHNOLOGY, INC ....................         18,881
    1,900  [degree] SUNRISE MEDICAL, INC ......................         28,737
    3,100  [degree] SYBRON INTERNATIONAL CORP .................        123,612
    1,900  [degree] THERMEDICS, INC ...........................         29,806
      900  [degree] THERMO CARDIOSYSTEMS, INC .................         23,400
      800  [degree] THERMOTREX CORP ...........................         19,950
    2,200  [degree] VIVUS, INC ................................         52,387
      344  [degree] VITALINK PHARMACY SERVICES, INC ...........          6,579
                                                                 -------------
                                                                     7,924,385
                                                                 -------------
                HEALTHCARE--SERVICE--1.76%
    7,467  AETNA, INC .........................................        764,434
    1,800  [degree] AMERISOURCE HEALTH CORP (CLASS A) .........         89,775
    1,000  [degree] ANALYSTS INTERNATIONAL CORP ...............         33,500
    2,700  [degree] APRIA HEALTHCARE GROUP, INC ...............         47,925
    5,600  [degree] BEVERLY ENTERPRISES CO ....................         91,000
    5,373  CARDINAL HEALTH, INC ...............................        307,604
    1,500  [degree] CERNER CORP ...............................         31,500
   35,438  COLUMBIA/HCA HEALTHCARE CORP .......................      1,393,156
    3,725  [degree] COVANCE, INC ..............................         71,939
      900  FAIR ISSAC & CO, INC ...............................         40,106
    6,600  [degree] FOUNDATION HEALTH SYSTEMS (CLASS A) ... ...        200,062
    2,150  [degree] HEALTH CARE & RETIREMENT CORP .............         71,756
    2,600  HEALTH CARE PROPERTY INVESTORS, INC ................         91,650
    5,600  [degree] HEALTH MANAGEMENT ASSOCIATES, INC
           (CLASS A) ..........................................        159,600
    1,300  [degree] HEALTH MANAGEMENT SYSTEMS, INC ............          5,931
    1,700  [degree] HEALTHCARE COMPARE CO .....................         89,037
   16,300  [degree] HEALTHSOUTH CORP ..........................        406,481
    2,800  [degree] HORIZON/CMS HEALTHCARE CORP ...............         56,175
    8,900  [degree] HUMANA, INC ...............................        205,812
    1,500  [degree] INTEGRATED HEALTH SERVICES, INC ...........         57,750
    2,200  INVACARE CORP ......................................         51,425
    6,252  [degree] LABORATORY CORP OF AMERICA HOLDINGS .......         16,411
      260  [degree] LABORATORY CORP OF AMERICA HOLDINGS
            WTS 4/28/00 .......................................             16
    1,600  [degree] LINCARE HOLDINGS, INC .....................         68,800
    1,500  [degree] LIVING CENTERS OF AMERICA, INC ............         59,250
    2,200  [degree] MAGELLAN HEALTH SERVICES, INC .............         64,900
    2,400  MANOR CARE, INC ....................................         78,300
    2,600  [degree] MARINER HEALTH GROUP, INC .................         40,137
      900  [degree] MAXICARE HEALTH PLANS, INC ................         20,137
    8,574  [degree] MEDPARTNERS, INC ..........................        185,412
    2,200  [degree] MID ATLANTIC MEDICAL SERVICES, INC ........         34,237
    1,566  MORRISON HEALTH CARE, INC ..........................         24,958
    1,500  [degree] MULTICARE COS, INC ........................         41,062
    3,100  [degree] NOVACARE, INC .............................         43,012
    1,500  [degree] OCCUSYSTEMS, INC ..........................         43,500
    3,400  OMEGA HEALTHCARE INVESTORS, INC ....................        111,137
    3,700  OMNICARE, INC ......................................        116,087
    1,000  [degree] ORTHODONTIC CENTERS OF AMERICA, INC .......         18,187
    3,900  [degree] OXFORD HEALTH PLANS, INC ..................        279,825
      512  [degree] PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ..         31,008
    1,252  [degree] PACIFICARE HEALTH SYSTEMS, INC (CLASS B) ..         79,971
      800  [degree] PEDIATRIX MEDICAL GROUP, INC ..............         36,650
    3,000  [degree] PHYCOR, INC ...............................        103,312
    2,500  [degree] PHYSICIAN CORP OF AMERICA .................         15,937
    1,400  [degree] PHYSICIANS RESOURCE GROUP INC .............         12,600
    1,800  [degree] RENAL TREATMENT CENTERS, INC ..............         48,375
    2,200  [degree] ROTECH MEDICAL CORP .......................         44,137
    1,000  [degree] SIERRA HEALTH SERVICES, INC ...............         31,250
    2,700  [degree] SUN HEALTHCARE GROUP, INC .................         56,193
   15,925  [degree] TENET HEALTHCARE CORP .....................        470,782
    1,300  [degree] TOTAL RENAL CARE HOLDINGS, INC ............         52,243
    9,800  UNITED HEALTHCARE CORP .............................        509,600
    2,500  [degree] UNIVERSAL HEALTH SERVICES, INC ............         96,250
    2,700  [degree] VALUE HEALTH, INC .........................         54,675
    2,941  [degree] VENCOR, INC ...............................        124,257
    1,567  [degree] WELLPOINT HEALTH NETWORKS, INC ............         71,886
                                                                 -------------
                                                                     7,351,112
                                                                 -------------
                HOUSEHOLD--CONSUMER
                  ELECTRONICS--0.01%
    1,035  HARMAN INTERNATIONAL INDUSTRIES, INC ...............         43,599
    1,300  [degree] ZENITH ELECTRONICS CORP ...................         15,356
                                                                 -------------
                                                                        58,955
                                                                 -------------
                HOUSEHOLD--DURABLE GOODS--0.38%
    1,700  BASSETT FURNITURE INDUSTRIES, INC ..................         48,131
    5,000  BLACK & DECKER CORP ................................        185,937
    1,800  [degree] GENTEX CORP................................         35,550
    1,000  LA-Z-BOY, INC ......................................         36,000
    5,000  LEGGETT & PLATT, INC  ..............................        215,000
    1,000  LIBBEY, INC  .......................................         35,000
    4,900  MAYTAG CO ..........................................        128,012
    8,200  NEWELL COS, INC ....................................        324,925

                       See notes to financial statements.

  SHARES                                                     VALUE
----------                                                ------------
                HOUSEHOLD--DURABLE GOODS--(continued)
    6,000  SHAW INDUSTRIES, INC .......................   $     63,750
    3,500  STANLEY WORKS CO ...........................        140,000
    4,200  SUNBEAM CORP ...............................        158,550
    3,800  WHIRLPOOL CORP .............................        207,337
                                                          ------------
                                                             1,578,192
                                                          ------------
                HOUSEHOLD--PRODUCTS--2.08%
    1,600  APTARGROUP, INC ............................         72,400
      875  [degree] BRIGHTPOINT, INC ..................         28,492
      500  [degree] CHICAGO MINIATURE LAMP, INC .......         12,437
    1,000  CHURCH & DWIGHT CO, INC ....................         26,750
    1,800  CLOROX CO ..................................        237,600
   14,800  COLGATE PALMOLIVE CO .......................        965,700
    5,000  DIAL CORP ..................................         78,125
    2,500  FIRST BRANDS CORP ..........................         57,343
   28,600  KIMBERLY-CLARK CORP ........................      1,422,850
    1,300  LANCASTER COLONY CORP ......................         62,887
    4,300  [degree] PERRIGO CO ........................        53,750
    3,300  PREMARK INTERNATIONAL, INC .................         88,275
   35,300  PROCTER & GAMBLE CO ........................      4,986,125
    8,000  RUBBERMAID, INC ............................        238,000
    2,100  [degree] SCOTTS CO (CLASS A) ...............         60,900
    1,600  STANHOME, INC ..............................         52,600
    2,000  TAMBRANDS, INC .............................         99,750
    3,300  TUPPERWARE CORP ............................        120,450
      600  [degree] USA DETERGENTS, INC ...............          6,150
                                                          ------------
                                                             8,670,584
                                                          ------------
                INSURANCE--BROKERS & OTHER--0.33%
    1,200  [degree] ABR INFORMATION SERVICES, INC .....         34,800
    1,200  ACORDIA, INC ...............................         48,000
    7,600  EQUIFAX, INC ...............................        282,625
    1,800  GALLAGHER (ARTHUR J.) & CO .................         67,950
    1,700  JOHN ALDEN FINANCIAL CORP ..................         35,593
    7,400  MARSH & MCLENNAN COS, INC ..................        528,175
    2,100  MBIA, INC ..................................        236,906
      900  NORRELL CORP ...............................         29,700
    2,700  [degree] QUORUM HEALTH GROUP, INC ..........         96,525
                                                          ------------
                                                             1,360,274
                                                          ------------
                INSURANCE--LIFE--0.76%
    2,085  [degree] AEGON N.V. ARS ....................        146,080
    2,100  [degree] AMERIN CORP .......................         50,925
    7,050  AON CORP ...................................        364,837
      900  BERKLEY (W.R.) CORP ........................         52,987
    8,332  CONSECO, INC ...............................        308,284
    3,700  EQUITABLE COS, INC .........................        123,025
    1,600  EQUITABLE OF IOWA COS ......................         89,600
    3,600  JEFFERSON-PILOT CORP .......................        251,550
    1,100  LIBERTY CORP ...............................         44,825
      700  LIFE RE CORP ...............................         32,637
    1,800  PRESIDENTIAL LIFE CORP .....................         34,875
    1,800  PROTECTIVE LIFE CORP .......................         90,450
    2,550  PROVIDENT COS, INC .........................        136,425
    4,800  [degree] PROVIDIAN FINANCIAL CORP ..........        154,200
    1,100  REINSURANCE GROUP OF AMERICA, INC ..........         63,250
    3,400  RELIANCE GROUP HOLDINGS, INC ...............         40,375
    2,242  RELIASTAR FINANCIAL CORP ...................        163,946
    5,700  SUNAMERICA, INC ............................        277,875
    3,600  TORCHMARK CORP .............................        256,500
    6,900  UNUM CORP ..................................        289,800
    1,700  VESTA INSURANCE GROUP, INC .................         73,525
    4,500  WESTERN NATIONAL CORP ......................        120,656
                                                          ------------
                                                             3,166,627
                                                          ------------
                INSURANCE--MULTI-LINE,
                  PROPERTY & CASUALTY--3.30%
    2,700  20TH CENTURY INDUSTRIES ....................         56,700
    6,850  AFLAC, INC .................................        323,662
    1,800  ALLIED GROUP, INC ..........................         68,400
    2,800  ALLMERICA FINANCIAL CORP ...................        111,650
    3,400  ALLMERICA PROPERTY & CASUALTY COS, INC              111,350
   21,578  ALLSTATE CORP ..............................      1,575,194
    1,500  AMERICAN BANKERS INSURANCE GROUP, INC                94,875
   20,200  AMERICAN INTERNATIONAL GROUP, INC ..........      3,017,375
      900  CAPITAL RE CORP ............................         48,150
      400  CAPMAC HOLDINGS, INC .......................         13,450
    8,900  CHUBB CORP .................................        595,187
    3,800  CIGNA CORP .................................        674,500
    2,996  CINCINNATI FINANCIAL CORP ..................        236,684
      500  [degree] CNA FINANCIAL CORP ................         52,718
    3,000  EVEREST REINSURANCE HOLDINGS, INC ..........        118,875
      900  FIRST AMERICAN FINANCIAL CORP ..............         35,100
    1,650  FREMONT GENERAL CORP .......................         66,412
      600  FRONTIER INSURANCE GROUP, INC ..............         38,850
    4,100  GENERAL REINSURANCE CORP ...................        746,200
    6,000  HARTFORD FINANCIAL SERVICES GROUP, INC   .          496,500
    1,500  HCC INSURANCE HOLDINGS, INC ................         40,031
    1,820  [degree] HIGHLANDS INSURANCE GROUP, INC    .         36,627
    1,400  HORACE MANN EDUCATORS CORP .................         68,600
    1,100  HSB GROUP, INC .............................         58,712
    1,300  [degree] INSURANCE AUTO AUCTIONS, INC ......         12,350
    5,100  LINCOLN NATIONAL CORP ......................        328,312
      700  MERCURY GENERAL CORP .......................         50,925
    5,800  MGIC INVESTMENT CORP .......................        278,037
    1,500  NAC RE CORP ................................         72,562
    1,700  OHIO CASUALTY CORP .........................         74,800
    5,000  OLD REPUBLIC INTERNATIONAL CORP ............        151,562
    1,000  ORION CAPITAL CORP .........................         73,750
    2,300  PROGRESSIVE CORP ...........................        200,100
    6,800  SAFECO CORP ................................        317,475
    1,700  SELECTIVE INSURANCE GROUP, INC .............         82,343
    3,700  ST. PAUL COS, INC ..........................        282,125
    3,700  TRANSAMERICA CORP ..........................        346,181
      600  TRANSATLANTIC HOLDINGS, INC ................         59,550
   33,700  TRAVELERS GROUP, INC .......................      2,125,206
    3,900  TRAVELERS PROPERTY CASUALTY CORP ...........        155,512
    2,400  [degree] UICI ..............................         70,800
      600  [degree] UNITED WISCONSIN SERVICES, INC ....         20,212
    1,900  UNITRIN, INC ...............................        115,900
    5,800  USF&G CORP .................................        139,200
    2,500  [degree] ZURICH REINSURANCE CENTRE
           HOLDINGS, INC ..............................         98,750
                                                         -------------
                                                            13,741,454
                                                         -------------
                LEISURE TIME--1.25%
      600  [degree] ANCHOR GAMING CO ..................         28,650
    3,200  ARCTIC CAT, INC ............................         33,200
    1,222  [degree] ASCENT ENTERTAINMENT GROUP, INC ...         11,150
    1,800  AUTHENTIC FITNESS CORP .....................         22,725
    3,000  [degree] BOYD GAMING CORP ..................         17,250
    5,200  BRUNSWICK CORP .............................        162,500
    3,800  CALLAWAY GOLF CO ...........................        134,900
      600  CARNIVAL CORP (CLASS A) ....................         24,750
    1,503  [degree] CHRIS CRAFT INDUSTRIES, INC .......         72,519

                       See notes to financial statements.

  SHARES                                                      VALUE
----------                                                -------------
                LEISURE TIME--(continued)
    5,200  [degree] CIRCUS CIRCUS ENTERPRISES, INC .....   $    128,050
   35,378  DISNEY (WALT) CO ............................      2,839,084
    1,100  [degree] GALOOB TOYS, INC ...................         20,762
    2,200  [degree] GRAND CASINOS, INC .................         32,450
    2,300  [degree] GTECH HOLDINGS CORP ................         74,175
    4,900  [degree] HARRAHS ENTERTAINMENT, INC .........         88,200
    5,900  HASBRO, INC .................................        167,412
    1,100  [degree] HOLLYWOOD ENTERTAINMENT CORP .......         25,162
    5,900  INTERNATIONAL GAME TECHNOLOGY CO ............        104,725
    2,400  JOSTENS, INC ................................         64,200
    1,300  K2, INC .....................................         41,193
    1,300  KIMBALL INTERNATIONAL, INC (CLASS B) ........         52,325
   14,793  MATTEL, INC .................................        501,112
    9,700  [degree] MIRAGE RESORT, INC .................        244,925
    2,100  OUTBOARD MARINE CORP ........................         37,275
    2,950  [degree] PLAYERS INTERNATIONAL, INC .........          8,850
    1,200  [degree] PRIMADONNA RESORTS, INC ............         23,175
    1,900  [degree] REGAL CINEMAS, INC .................         62,700
    1,500  SHOWBOAT, INC ...............................         26,156
      600  [degree] SODAK GAMING, INC ..................          8,850
      700  [degree] SPEEDWAY MOTORSPORTS, INC ..........         15,225
    2,700  [degree] SPELLING ENTERTAINMENT GROUP, INC  .         18,562
    1,900  [degree] STATION CASINOS, INC ...............         15,912
    1,700  STRUM, RUGER & CO, INC ......................         33,362
    2,300  [degree] TRUMP HOTEL & CASINO RESORT, INC   .         24,725
      325  [degree] WHG RESORTS & CASINO, INC ..........          3,534
    1,300  [degree] WMS INDUSTRIES, INC ................         32,581
                                                          -------------
                                                              5,202,326
                                                          -------------
                MACHINERY--1.53%
    1,900  AEROQUIP-VICKERS, INC .......................         89,775
    3,100  AGCO CORP ...................................        111,406
    9,700  CATERPILLAR, INC ............................      1,041,537
    2,400  CINCINNATI MILACRON, INC ....................         62,250
    1,900  [degree] COGNEX CORP ........................         50,350
    2,042  [degree] COOPER CAMERON CORP ................         95,463
    4,835  COOPER INDUSTRIES, INC ......................        240,541
   13,400  DEERE & CO ..................................        735,325
    1,666  DELTA & PINE LAND CO ........................         59,351
    5,800  DOVER CORP ..................................        356,700
    2,100  DURCO INTERNATIONAL, INC ....................         61,425
    2,700  FEDERAL SIGNAL CORP .........................         67,837
    1,500  [degree] FMC CORP ...........................        119,156
    1,200  GATX CORP ...................................         69,300
    2,700  GIDDINGS & LEWIS, INC .......................         56,362
    1,700  GREENFIELD INDUSTRIES, INC ..................         45,900
    2,500  HARNISCHFEGER INDUSTRIES, INC ...............        103,750
    3,000  HARSCO CORP .................................        121,500
    2,250  IDEX CORP ...................................         74,250
   10,400  ILLINOIS TOOL WORKS, INC ....................        519,350
    5,700  INGERSOLL-RAND CO ...........................        351,975
    2,500  JLG INDUSTRIES, INC .........................         34,062
    1,300  KAYDON CORP .................................         64,512
    1,836  KENNAMETAL, INC .............................         78,948
    2,400  KEYSTONE INTERNATIONAL, INC .................         83,250
      700  MANITOWOC, INC ..............................         32,725
    2,100  MASCOTECH, INC ..............................         43,837
    1,100  [degree] MOLTEN METAL TECHNOLOGY, INC .......          5,500
    2,900  NEWPORT NEWS SHIPBUILDING, INC ..............         56,368
    1,300  NORDSON CORP ................................         83,525
    1,000  [degree] NOVELLUS SYSTEMS, INC ..............         86,500
    4,000  PARKER-HANNIFIN CORP ........................        242,750
    1,200  [degree] REXEL, INC .........................         22,200
    1,300  ROPER INDUSTRIES, INC .......................         67,437
    2,500  STEWART & STEVENSON SERVICES, INC ...........         65,000
    3,200  SUNDSTRAND CORP .............................        172,800
    1,700  TECUMSEH PRODUCTS CO (CLASS A) ..............        101,787
    2,200  TELEFLEX, INC ...............................         68,750
    7,875  [degree] THERMO ELECTRON CORP ...............        270,703
    1,200  [degree] THERMO FIBERTEK, INC ...............         12,300
    3,514  TIMKEN CO ...................................        124,966
    1,000  [degree] TRIMAS CORP ........................         28,125
    2,400  TRINITY INDUSTRIES, INC .....................         76,200
    1,000  [degree] ULTRATECH STEPPER, INC .............         22,875
    2,400  YORK INTERNATIONAL CORP .....................        110,400
                                                          -------------
                                                              6,389,023
                                                          -------------
                METALS--ALUMINUM--0.25%
    1,500  [degree] ACX TECHNOLOGIES, INC ..............         33,750
    2,700  [degree] ALUMAX, INC ........................        102,431
    8,200  ALUMINUM CO OF AMERICA ......................        618,075
    1,900  [degree] KAISER ALUMINUN CORP ...............         23,275
    3,800  REYNOLDS METALS CO ..........................        270,750
                                                          -------------
                                                              1,048,281
                                                          -------------
                METALS--GOLD--0.21%
    3,800  [degree] AMAX GOLD, INC .....................         23,275
   11,500  BATTLE MOUNTAIN GOLD CO .....................         65,406
    3,000  [degree] COEUR DALENE MINES CORP ............         38,812
    3,900  FREEPORT-MCMORAN COPPER & GOLD, INC
            (CLASS A) ..................................        114,075
    4,663  FREEPORT-MCMORAN COPPER & GOLD INC,
            (CLASS B) ..................................        145,135
    1,400  [degree] GETCHELL GOLD CORP .................         49,175
    7,800  HOMESTAKE MINING CO .........................        101,887
    1,100  NEWMONT GOLD CO .............................         43,931
    7,796  NEWMONT MINING CORP .........................        304,044
                                                          -------------
                                                                885,740
                                                          -------------
                METALS--NON-FERROUS--0.22%
    2,600  ASARCO, INC .................................         79,625
    1,700  BMC INDUSTRIES, INC .........................         58,225
    1,600  [degree] COLEMAN CO, INC ....................         27,600
    5,400  CYPRUS AMAX MINERALS CO .....................        132,300
    1,100  FREEPORT-MCMORAN, INC .......................         31,762
    3,100  [degree] HECLA MINING CO ....................         16,662
    3,100  MAPCO, INC ..................................         97,650
    1,800  MINERALS TECHNOLOGIES, INC ..................         67,500
      900  [degree] OREGON METALLURICAL CORP ...........         25,312
    3,500  PHELPS DODGE CORP ...........................        298,156
    1,200  REGAL-BELOIT CORP ...........................         31,425
      700  [degree] RMI TITANIUM CO ....................         19,075
    1,800  [degree] STILLWATER MINING CO ...............         40,050
                                                          -------------
                                                                925,342
                                                          -------------
                METALS--STEEL--0.31%
    1,300  AK STEEL HOLDINGS CORP ......................         57,362
    6,787  ALLEGHENY TELEDYNE, INC .....................        183,249
    1,400  [degree] ARMCO, INC .........................          5,425
    6,400  [degree] BETHLEHEM STEEL CORP ...............         66,800
    2,400  BIRMINGHAM STEEL CORP .......................         37,200
    1,000  CARPENTER TECHNOLOGY CORP ...................         45,750
      900  CLEVELAND CLIFFS, INC .......................         36,675
    2,350  HANNA (M.A.) CO .............................         67,709

                       See notes to financial statements.

 SHARES                                                         VALUE
----------                                                   ------------
                METALS--STEEL--(continued)
    2,400  INLAND STEEL INDUSTRIES, INC ..................   $     62,700
    2,700  J & L SPECIALTY STEEL, INC ....................         32,400
    5,400  LTV CORP ......................................         76,950
    4,500  NUCOR CORP ....................................        254,250
    1,400  OREGON STEEL MILLS, INC .......................         27,912
    5,600  [degree] UNR INDUSTRIES, INC ..................         38,500
    4,300  USX-US STEEL GROUP, INC .......................        150,768
    1,500  [degree] WOLVERINE TUBE, INC ..................         41,812
    5,100  WORTHINGTON INDUSTRIES, INC ...................         93,393
                                                            -------------
                                                                1,278,855
                                                            -------------
                MISCELLANEOUS MATERIALS &
                  COMMODITIES--0.02%
    1,142  DELTIC TIMBER CORP ............................         33,474
    1,600  [degree] OAKLEY, INC ..........................         22,500
      400  [degree] ZOLTEK COS, INC ......................         15,300
                                                            -------------
                                                                   71,274
                                                            -------------
                OFFICE EQUIPMENT--3.68%
    3,800  [degree] AMDAHL CORP ..........................         33,487
    6,700  [degree] APPLE COMPUTER, INC ..................         95,475
    1,500  [degree] APPLIED MAGNETICS CORP ...............         33,937
    3,300  [degree] ASPECT TELECOMMUNICATIONS CORP .......         73,425
    5,400  AVERY DENNISON CORP ...........................        216,675
      700  [degree] BOISE CASCADE OFFICE PRODUCTS CORP   .         11,900
   14,600  [degree] COMPAQ COMPUTER CORP .................      1,449,050
    2,400  [degree] DATA GENERAL CORP ....................         62,400
    7,200  [degree] DELL COMPUTER CORP ...................        845,550
    8,300  [degree] DIGITAL EQUIPMENT CORP ...............        294,131
      800  [degree] FILENET CORP .........................         11,600
    2,200  [degree] GATEWAY 2000, INC ....................         71,362
   44,400  HEWLETT-PACKARD CO ............................      2,486,400
    1,200  HON INDUSTRIES, INC ...........................         53,100
    7,800  IKON OFFICE SOLUTIONS, INC ....................        194,512
      800  [degree] IN FOCUS SYSTEMS, INC ................         20,500
   52,100  INTERNATIONAL BUSINESS MACHINES CORP ..........      4,698,768
    5,900  [degree] IOMEGA CORP ..........................        117,262
    2,700  [degree] KOMAG, INC ...........................         44,212
    3,400  [degree] LEXMARK INTERNATIONAL GROUP (CLASS A)         103,275
    2,400  MILLER (HERMAN), INC ..........................         86,400
    1,700  [degree] PAXAR CORP ...........................         32,087
    7,800  PITNEY BOWES, INC .............................        542,100
    5,800  [degree] QUANTUM CORP .........................        117,812
    1,400  [degree] SCI SYSTEMS, INC .....................         89,250
   13,248  [degree] SEAGATE TECHNOLOGY, INC ..............        466,164
    2,200  [degree] SEQUENT COMPUTER SYSTEMS, INC ........         46,337
    9,508  [degree] SILICON GRAPHICS, INC ................        142,620
    2,300  [degree] SOLECTRON CORP .......................        161,143
    3,200  [degree] STORAGE TECHNOLOGY CORP ..............        142,400
    1,800  [degree] STRATUS COMPUTER, INC ................         90,000
   19,500  [degree] SUN MICROSYSTEMS, INC ................        725,765
    6,700  [degree] TANDEM COMPUTERS, INC ................        135,675
    2,100  [degree] U.S. OFFICE PRODUCTS CO ..............         64,181
   12,100  [degree] UNISYS CORP ..........................         92,262
    4,300  [degree] VIKING OFFICE PRODUCTS, INC ..........         81,700
    2,400  [degree] WANG LABORATORIES, INC ...............         51,150
   17,300  XEROX CORP ....................................      1,364,537
                                                            -------------
                                                               15,348,604
                                                            -------------
                PAPER--0.64%
    1,800  ALBANY INTERNATIONAL CORP (CLASS A) ...........         40,500
    2,900  BEMIS, INC ....................................        125,425
    2,300  BOWATER, INC ..................................        106,375
    1,200  [degree] BUCKEYE CELLULOSE CORP ...............         40,500
    1,800  CARAUSTAR INDUSTRIES, INC .....................         62,325
    1,400  CHESAPEAKE CORP ...............................         47,250
    1,400  CONSOLIDATED PAPERS, INC ......................         75,600
    1,360  [degree] CROWN VANTAGE, INC ...................         10,200
    1,800  [degree] FORT HOWARD CORP .....................         91,125
    2,000  GLATFELTER (P.H.) CO ..........................         40,000
   15,614  INTERNATIONAL PAPER CO ........................        758,254
    3,700  JAMES RIVER CORP OF VIRGINIA ..................        136,900
    1,400  [degree] JEFFERSON SMURFIT CORP ...............         22,400
    3,400  LONGVIEW FIBRE CO .............................         56,525
    2,600  MEAD CORP .....................................        161,850
    2,600  PENTAIR, INC ..................................         85,475
    4,865  SONOCO PRODUCTS CO ............................        148,078
    4,400  [degree] STONE CONTAINER CORP .................         62,975
    2,900  TEMPLE-INLAND, INC ............................        156,600
    3,400  UNION CAMP CORP ...............................        170,000
    3,850  UNISOURCE WORLDWIDE, INC ......................         61,600
    2,000  WAUSAU PAPER MILLS CO .........................         37,750
    5,350  WESTVACO CORP .................................        168,190
                                                            -------------
                                                                2,665,897
                                                            -------------
                PETROLEUM--
                  EXPLORATION & PRODUCTION--0.78%
    4,600  AMERADA HESS CORP .............................        255,587
    2,700  ANADARKO PETROLEUM CORP .......................        162,000
    4,300  APACHE CORP ...................................        139,750
    1,700  [degree] BARNETT RESOURCES CORP ...............         50,893
      500  [degree] BELCO OIL & GAS CORP .................         10,718
    1,900  [degree] BENTON OIL & GAS CO ..................         28,500
    1,400  [degree] BROWN (TOM), INC .....................         29,750
    6,300  BURLINGTON RESOURCES, INC .....................        277,987
    2,000  CHESAPEAKE ENERGY CORP ........................         19,625
    1,300  DEVON ENERGY CORP .............................         47,775
    3,400  ENRON OIL & GAS CO ............................         61,625
      900  [degree] ENSERCH EXPLORATION, INC .............          9,843
    2,400  [degree] EVI, INC .............................        100,800
      900  [degree] FALCON DRILLING CO, INC ..............         51,862
    1,200  [degree] FOREST OIL CORP ......................         17,625
    4,400  [degree] HARKEN ENERGY CORP ...................         30,800
    1,000  KCS ENERGY, INC ...............................         20,375
    2,600  KERR-MCGEE CORP ...............................        164,775
    1,800  LOUISIANA LAND & EXPLORATION CO ...............        102,825
    2,700  MITCHELL ENERGY & DEVELOPMENT CORP
            (CLASS A) ....................................         54,675
    2,600  MURPHY OIL CORP ...............................        126,750
    2,800  [degree] NEWFIELD EXPLORATION CO ..............         56,000
    2,500  NOBLE AFFILIATES, INC .........................         96,718
    1,000  [degree] NUEVO ENERGY CO ......................         41,000
      900  [degree] OCEAN ENERGY, INC ....................         41,625
    6,000  [degree] ORYX ENERGY CO .......................        126,750
    1,800  PARKER & PARSLEY PETROLEUM CO .................         63,675
    2,700  PENNZOIL CO ...................................        207,225
    1,700  POGO PRODUCING CO .............................         65,768
    5,000  [degree] SANTA FE ENERGY RESOURCES, INC .......         73,437
    3,100  [degree] SEAGULL ENERGY CORP ..................         54,250
    1,800  SNYDER OIL CORP ...............................         33,075

                       See notes to financial statements.

  SHARES                                                          VALUE
----------                                                    -------------
                PETROLEUM--
                  EXPLORATION & PRODUCTION--(continued)
    1,300  SOUTHDOWN, INC .................................   $      56,712
      800  [degree] SWIFT ENERGY CO .......................          19,100
    1,200  [degree] TEJAS GAS CORP ........................          47,100
   12,814  UNION PACIFIC RESOURCES GROUP, INC .............         318,748
    4,700  UNION TEXAS PETROLEUM HOLDINGS, INC ............          98,406
    1,800  [degree] UNITED MERIDIAN CORP ..................          54,000
    1,300  VINTAGE PETROLEUM, INC .........................          39,975
                                                              -------------
                                                                  3,258,104
                                                              -------------
                PETROLEUM--INTEGRATED--4.88%
   25,500  AMOCO CORP .....................................       2,216,906
    3,100  ASHLAND, INC ...................................         143,762
   16,600  ATLANTIC RICHFIELD CO ..........................       1,170,300
   34,000  CHEVRON CORP ...................................       2,513,875
  128,900  EXXON CORP .....................................       7,927,350
      600  [degree] FORCENERGY GAS EXPLORATION, INC .......          18,225
   41,000  MOBIL CORP .....................................       2,864,875
   17,700  OCCIDENTAL PETROLEUM CORP ......................         443,606
   10,700  PHILLIPS PETROLEUM CO ..........................         468,125
    2,800  QUAKER STATE OIL REFINING CORP .................          42,700
    4,200  SUN CO, INC ....................................         130,200
   13,400  TEXACO, INC ....................................       1,457,250
   13,049  UNOCAL CORP ....................................         506,464
   15,100  USX-MARATHON GROUP, INC ........................         436,012
                                                              -------------
                                                                 20,339,650
                                                              -------------
                 PETROLEUM--SERVICE--1.00%
      300  [degree] ATWOOD OCEANICS, INC ..................          20,100
    7,000  BAKER HUGHES, INC ..............................         270,812
    1,800  [degree] BJ SERVICES CO ........................          96,525
    3,900  CABOT CORP .....................................         110,662
    1,800  CAMCO INTERNATIONAL, INC .......................          98,550
      800  [degree] CLIFFS DRILLING CO ....................          29,200
    1,950  CROSS TIMBERS OIL CO ...........................          37,537
    1,200  [degree] DIAMOND OFFSHORE DRILLING, INC ........          93,750
    8,800  DRESSER INDUSTRIES, INC ........................         327,800
    3,500  [degree] ENSCO INTERNATIONAL, INC ..............         184,625
    4,400  FLUOR CORP .....................................         242,825
    2,200  [degree] GLOBAL INDUSTRIAL TECHNOLOGIES, INC ...          45,100
    1,600  [degree] GLOBAL INDUSTRIES LTD .................          37,375
    6,700  [degree] GLOBAL MARINE, INC ....................         155,775
    6,416  HALLIBURTON CO .................................         508,468
    1,300  HELMERICH & PAYNE, INC .........................          74,912
    3,100  [degree] MARINE DRILLING CO, INC ...............          60,837
    4,800  [degree] NABORS INDUSTRIES, INC ................         120,000
    1,600  [degree] NEWPARK RESOURCES, INC ................          54,000
    1,600  [degree] NL INDUSTRIES, INC ....................          23,200
    6,400  [degree] NOBLE DRILLING CORP ...................         144,400
    3,200  [degree] PARKER DRILLING CO ....................          35,600
    3,300  [degree] PRIDE INTERNATIONAL, INC ..............          79,200
    3,800  [degree] READING & BATES CORP ..................         101,650
    3,800  [degree] ROWAN COS, INC ........................         107,112
    1,900  [degree] SMITH INTERNATIONAL, INC ..............         115,425
    3,000  TIDEWATER, INC .................................         132,000
    7,148  TOSCO CORP .....................................         213,993
    1,700  TRANSOCEAN OFFSHORE, INC (U.S.) ................         123,462
    2,700  [degree] TUBOSCOPE VETCO INTERNATIONAL CORP ....          53,662
    4,226  ULTRAMAR DIAMOND SHAMROCK CORP .................         137,873
    1,100  [degree] VARCO INTERNATIONAL, INC ..............          35,475
    1,000  VASTAR RESOURCES, INC ..........................          35,062
    2,800  [degree] WEATHERFORD ENTERRA, INC ..............         107,800
    2,300  [degree] WESTERN ATLAS, INC ....................         168,475
                                                              -------------
                                                                  4,183,242
                                                              -------------
                PHOTOGRAPHY--0.37%
   17,200  EASTMAN KODAK CO ...............................       1,320,100
      600  [degree] PHOTRONICS, INC .......................          28,650
    2,200  POLAROID CORP ..................................         122,100
      600  [degree] PRESSTEK, INC  ........................          52,050
                                                              -------------
                                                                  1,522,900
                                                              -------------
                PROPERTY--REAL ESTATE--0.20%
    2,300  AVALON PROPERTIES, INC .........................          65,837
    4,300  CRESCENT REAL ESTATE EQUITIES, INC .............         136,525
      400  [degree] CRESECENT OPERATING, INC ..............           4,800
    2,200  HOSPITALITY PROPERTIES TRUST ...................          67,375
    2,400  KIMCO REALTY CORP  .............................          76,200
    3,000  PATRIOT AMERICAN HOSPITALITY ...................          76,500
    2,600  [degree] RECKSON ASSOCIATES REALTY CORP ........          59,800
      700  REDWOOD TRUST, INC .............................          32,725
    2,100  SECURITY CAPITAL INDUSTRIAL TRUST ..............          45,150
    4,000  TAUBMAN CENTERS, INC ...........................          53,000
    3,100  [degree] TOLL BROTHERS, INC ....................          56,962
    3,100  WASHINGTON REAL ESTATE INVESTMENT TRUST ........          55,025
    2,100  WEINGARTEN REALTY INVESTORS, INC  ..............          88,725
      700  [degree] WELLSFORD REAL PROPERTIES, INC ........           7,700
                                                              -------------
                                                                    826,324
                                                              -------------
                PUBLISHING--NEWSPAPER--0.54%
    2,100  BELO (A.H.) CORP SERIES A ......................          87,412
    1,600  CENTRAL NEWSPAPERS, INC (CLASS A) ..............         114,600
    3,591  [degree] COX COMMUNICATIONS, INC (CLASS A) NEW .          86,184
    2,500  DOW JONES & CO, INC ............................         100,468
    7,300  GANNETT CO, INC ................................         720,875
    3,000  HOLLINGER INTERNATIONAL, INC ...................          33,562
    4,500  KNIGHT-RIDDER, INC .............................         220,781
      800  MEDIA GENERAL, INC (CLASS A) ...................          32,000
    5,400  NEW YORK TIMES CO (CLASS A) ....................         267,300
    3,335  NEWS CORP LTD ADR (LTD-VTG) ....................          52,109
    4,200  TIMES MIRROR CO (SERIES A)  ....................         232,050
    5,600  TRIBUNE CO .....................................         269,150
    1,800  [degree] VALASSIS COMMUNICATIONS, INC  .........          43,200
                                                              -------------
                                                                  2,259,691
                                                              -------------
                PUBLISHING--OTHER--0.67%
    1,100  [degree] AMERICAN BUSINESS INFORMATION, INC ....         23,925
    4,000  AMERICAN GREETINGS CORP (CLASS A) ..............        148,500
      900  [degree] BOWNE & CO, INC .......................         31,387
    5,300  DONNELLEY (R.R.) & SONS CO  ....................        194,112
    8,300  DUN & BRADSTREET CORP ..........................        217,875
    3,100  HARCOURT GENERAL, INC ..........................        147,637
    1,200  HOUGHTON MIFFLIN CO ............................         80,100
    8,600  [degree] K-III COMMUNICATIONS CORP .............        103,200
    2,900  x [degree] MARVEL ENTERTAINMENT GROUP, INC .....          6,887
    5,100  MCGRAW HILL COS, INC  ..........................        299,943
    2,800  MEREDITH CORP ..................................         81,200
    5,100  READER'S DIGEST ASSOCIATION, INC
            (CLASS A) (NON-VTG) ...........................        146,306
    1,000  [degree] SCHOLASTIC CORP .......................         35,000
   24,446  TIME WARNER, INC ...............................      1,179,519
    3,200  [degree] WORLD COLOR PRESS, INC ................         76,000
                                                             -------------
                                                                 2,771,591
                                                             -------------

                       See notes to financial statements.

  SHARES                                                          VALUE
----------                                                    ------------
                RAILROAD--0.74%
    8,140  BURLINGTON NORTHERN SANTA FE CORP ..............   $    731,582
   11,200  CSX CORP .......................................        621,600
    3,100  ILLINOIS CENTRAL CORP SERIES A .................        108,306
    1,700  KANSAS CITY SOUTHERN INDUSTRIES, INC ...........        109,650
    6,300  NORFOLK SOUTHERN CORP ..........................        634,725
   10,882  UNION PACIFIC CORP .............................        767,181
    2,900  [degree] WISCONSIN CENTRAL TRANSIT CORP ........        108,025
                                                             -------------
                                                                 3,081,069
                                                             -------------
                RESTAURANTS & HOTELS--1.25%
    2,100  APPLE SOUTH, INC ...............................         32,025
    2,000  [degree] APPLEBEES INTERNATIONAL, INC ..........         53,500
    3,500  [degree] AZTAR CORP ............................         24,718
    3,400  BOB EVANS FARMS, INC  ..........................         57,587
    4,300  [degree] BOSTON CHICKEN, INC ...................         60,200
    1,000  [degree] BRISTOL HOTEL CO ......................         38,500
    3,100  [degree] BUFFETS, INC ..........................         26,156
    2,800  [degree] CHOICE HOTELS INTERNATIONAL, INC ......         47,425
    1,800  CKE RESTAURANTS, INC  ..........................         56,925
    3,200  CRACKER BARREL OLD COUNTRY STORE, INC                    84,800
    8,500  DARDEN RESTAURANTS, INC  .......................         77,031
    2,800  [degree] EXTENDED STAY AMERICA, INC ............         44,100
    2,800  FELCOR SUITE HOTELS, INC .......................        104,300
    2,400  [degree] FOODMAKER, INC ........................         39,300
    8,532  [degree] HFS, INC ..............................        494,856
   10,200  HILTON HOTELS CORP .............................        270,937
    1,139  [degree] HOMESTEAD VILLAGE, INC ................         20,359
      227  [degree] HOMESTEAD VILLAGE, INC WTS 10/29/97 ...          1,929
    8,200  [degree] HOST MARRIOTT CORP ....................        146,062
    2,760  [degree] HOST MARRIOTT SERVICES CORP ...........         32,430
    5,900  [degree] ITT CORP ..............................        360,268
    3,075  LA QUINTA INNS, INC ............................         67,265
    1,400  [degree] LANDRYS SEAFOOD RESTAURANTS, INC ......         32,200
    1,800  [degree] LONE STAR STEAKHOUSE & SALOON, INC ....         46,800
    1,800  LUBYS CAFETERIA, INC  ..........................         35,887
    5,200  MARRIOTT INTERNATIONAL, INC ....................        319,150
   35,300  MCDONALDS CORP  ................................      1,705,431
      800  [degree] MGM GRAND, INC ........................         29,600
    3,650  MORRISON FRESH COOKING, INC ....................         16,881
    2,700  [degree] OUTBACK STEAKHOUSE, INC ...............         65,306
    1,300  [degree] PAPA JOHNS INTERNATIONAL, INC .........         47,775
    2,400  [degree] PRIME HOSPITALITY CORP  ...............         47,400
    2,650  [degree] PROMUS HOTEL CORP .....................        102,687
      900  [degree] RAINFOREST CAFE, INC ..................         22,837
    1,200  [degree] RED ROOF INNS, INC ....................         21,600
    1,200  [degree] RUBY TUESDAY, INC .....................         26,925
    4,100  [degree] RYANS FAMILY STEAK HOUSES, INC ........         35,106
      600  SBARRO, INC  ...................................         16,650
    8,900  SYSCO CORP .....................................        324,850
    7,000  WENDYS INTERNATIONAL, INC ......................        181,562
                                                             -------------
                                                                 5,219,320
                                                             -------------
                RETAIL--FOOD--0.64%
   11,100  ALBERTSONS, INC ................................        405,150
    6,100  AMERICAN STORES CO .............................        301,187
       39  [degree] BRUNOS, INC ...........................            448
    2,711  FLEMING COS, INC ...............................         48,798
   21,300  FOOD LION, INC (CLASS B) .......................        153,093
    2,900  GIANT FOOD, INC (CLASS A) ......................         94,612
    1,200  GREAT ATLANTIC & PACIFIC TEA CO, INC ...........         32,625
    1,800  HANNAFORD BROTHERS, INC  .......................         64,012
   11,600  [degree] KROGER CO .............................        336,400
      400  [degree] QUALITY FOOD CENTERS, INC  ............         15,200
    3,000  RUDDICK CORP ...................................         49,500
    1,800  [degree] RYKOFF-SEXTON, INC ....................         41,962
   13,152  [degree] SAFEWAY, INC ..........................        606,636
    9,100  [degree] SOUTHLAND CORP ........................         30,428
    3,800  [degree] STARBUCKS CORP ........................        147,962
    3,500  SUPERVALU, INC  ................................        120,750
    1,800  VALMONT INDUSTRIES .............................         34,200
    4,700  WINN DIXIE STORES, INC .........................        175,075
                                                             -------------
                                                                 2,658,038
                                                             -------------
                RETAIL--GENERAL MERCHANDISE--3.91%
    7,500  [degree] AUTOZONE, INC .........................        176,718
    1,500  [degree] BARNES & NOBLE, INC ...................         64,500
    2,400  [degree] BED BATH & BEYOND, INC ................         72,900
    1,100  [degree] BEST BUY, INC .........................         16,362
    4,200  [degree] BORDERS GROUP, INC ....................        101,325
    1,100  [degree] BURLINGTON COAT FACTORY WAREHOUSE
             CORP .........................................         21,450
    2,400  x [degree] CALDOR CORP .........................          3,450
    2,000  [degree] CARSON PIRIE SCOTT & CO ...............         63,500
    2,700  CASEYS GENERAL STORES, INC .....................         58,134
    5,100  [degree] CHARMING SHOPPES, INC .................         26,615
    4,800  CIRCUIT CITY STORES-CIRCUIT CITY GROUP .........        170,700
    2,750  CLAIRES STORES, INC ............................         48,125
    4,593  [degree] CONSOLIDATED STORES CORP ..............        159,606
    9,400  [degree] COSTCO COMPANIES, INC .................        309,025
   19,772  [degree] CUC INTERNATIONAL, INC ................        510,364
    6,956  [degree] CVS CORP ..............................        356,495
   11,200  DAYTON HUDSON CORP .............................        595,700
    1,300  [degree] DEPARTMENT 56, INC ....................         28,843
    6,000  DILLARDS, INC (CLASS A) ........................        207,750
    5,678  DOLLAR GENERAL CORP ............................        212,925
    1,200  [degree] DOLLAR TREE STORES, INC ...............         60,450
    1,000  ETHAN ALLEN INTERIORS, INC .....................         57,000
    2,100  FAMILY DOLLAR STORES, INC ......................         57,225
   10,470  [degree] FEDERATED DEPARTMENT STORES, INC ......        363,832
    2,400  FINGERHUT COS, INC .............................         41,850
    1,965  [degree] FOOTSTAR, INC .........................         51,335
    4,200  [degree] FURNITURE BRANDS INTERNATIONAL, INC. ..         81,375
   11,000  GAP, INC .......................................        427,625
    1,000  [degree] GLOBAL DIRECTMAIL CORP ................         26,062
    2,000  [degree] GYMBOREE CORP .........................         48,000
    4,200  [degree] HECHINGER CO (CLASS A) ................          8,925
    2,600  HEILIG MEYERS CO ...............................         51,025
   25,800  HOME DEPOT, INC ................................      1,778,587
    2,625  [degree] HSN, INC ..............................         82,031
    2,800  INTIMATE BRANDS, INC (CLASS A) .................         58,800
    1,900  [degree] JONES APPAREL GROUP, INC ..............         90,725
   29,000  [degree] K MART CORP ...........................        355,250
    2,600  [degree] KOHLS CORP ............................        137,637
    1,100  [degree] LANDS END, INC ........................         32,587
   10,946  LIMITED, INC ...................................        221,656
    1,700  LONGS DRUG STORES CORP .........................         44,518
    7,700  LOWES COS, INC .................................        285,862
    1,400  [degree] MAC FRUGALS BARGAINS CLOSE-OUTS, INC ..         38,150
   13,400  MAY DEPARTMENT STORES CO .......................        633,150
      900  [degree] MENS WAREHOUSE, INC ...................         28,350
    1,200  MERCANTILE STORES CO, INC ......................         75,525
    1,500  [degree] MEYER (FRED), INC .....................         77,531
    1,000  [degree] MICHAELS STORES, INC ..................         21,187

                       See notes to financial statements.

  SHARES                                                      VALUE
----------                                                -------------
                RETAIL--GENERAL MERCHANDISE--(continued)
    1,000  [degree] MSC INDUSTRIAL DIRECT CO (CLASS A)..   $     40,125
    3,000  [degree] MUSICLAND STORES CORP ..............          8,062
      900  [degree] NEIMAN-MARCUS GROUP, INC ...........         23,625
    2,700  NORDSTROM, INC ..............................        132,468
    6,350  [degree] OFFICEMAX, INC .....................         91,678
    2,224  [degree] PAYLESS SHOESOURCE, INC ............        121,625
   11,145  PENNEY, (J.C.) CO, INC ......................        581,629
    2,900  PEP BOYS MANNY, MOE, & JACK CO ..............         98,781
    1,500  [degree] PETCO ANIMAL SUPPLIES, INC .........         45,000
    5,400  [degree] PETSMART, INC ......................         62,100
    2,800  PIER 1 IMPORTS, INC .........................         74,200
    1,100  [degree] PROFFITTS, INC .....................         48,262
    1,100  [degree] REGIS CORP .........................         25,987
    1,000  [degree] REXALL SUNDOWN, INC ................         39,000
    6,110  RITE AID CORP ...............................        304,736
    2,600  ROSS STORES, INC ............................         84,987
    4,600  ROUSE CO ....................................        135,700
      700  RUSS BERRIE & CO, INC .......................         15,356
      600  [degree] SAMSONITE CORP .....................         26,475
   17,700  SEARS ROEBUCK & CO ..........................        951,375
    6,800  [degree] SERVICE MERCHANDISE, INC ...........         20,400
    2,900  [degree] SHOPKO STORES, INC .................         73,950
    3,300  SOTHEBYS HOLDINGS, INC (CLASS A) ............         55,687
    8,650  [degree] STAPLES, INC .......................        201,112
      800  [degree] STEIN MART, INC ....................         24,000
    2,800  STRIDE RITE CORP ............................         36,050
    3,400  [degree] SUNGLASS HUT INTERNATIONAL, INC    .         21,462
      900  TALBOTS, INC ................................         30,600
    2,600  TANDY CORP ..................................        145,600
    2,250  [degree] THE SPORTS AUTHORITY, INC ..........         43,734
    1,600  TIFFANY & CO ................................         73,900
   10,000  TJX COS, INC ................................        263,750
   13,287  [degree] TOYS R US, INC .....................        465,045
    1,500  [degree] WABAN, INC .........................         48,281
   73,600  WAL-MART STORES, INC ........................      2,488,600
   12,600  WALGREEN CO .................................        675,675
      900  [degree] WEST MARINE, INC ...................         23,175
    1,200  [degree] WILLIAMS-SONOMA, INC ...............         51,300
    7,100  [degree] WOOLWORTH CORP .....................        170,400
    2,500  [degree] ZALE CORP ..........................         49,531
                                                          -------------
                                                             16,314,160
                                                          -------------
                TEXTILE & APPAREL--0.48%
    1,000  [degree] ANN TAYLOR STORES CORP .............         19,500
    4,500  [degree] BURLINGTON INDUSTRIES, INC .........         54,000
    4,100  [degree] FRUIT OF THE LOOM, INC (CLASS A)   .        127,100
    1,800  G & K SERVICES, INC (CLASS A) ...............         67,050
    1,050  [degree] JUST FOR FEET, INC .................         18,309
    2,500  KELLWOOD CO .................................         69,375
    4,000  LIZ CLAIBORNE, INC ..........................        186,500
    1,400  [degree] MOHAWK INDUSTRIES, INC .............         31,850
    2,200  [degree] NAUTICA ENTERPRISES, INC ...........         58,162
    6,700  NIKE, INC (CLASS B) .........................        391,112
    1,400  [degree] NINE WEST GROUP, INC ...............         53,462
    2,507  [degree] REEBOK INTERNATIONAL LTD ...........        117,672
    2,000  RUSSELL CORP ................................         59,250
    1,300  SPRING INDUSTRIES, INC ......................         68,575
    1,200  ST. JOHN KNITS, INC .........................         64,800
    3,200  UNIFI, INC ..................................        119,600
    2,900  VF CORP .....................................        245,775
    3,000  WARNACO GROUP, INC (CLASS A) ................         95,625
    1,400  [degree] WESTPOINT STEVENS, INC .............         54,775
    2,925  WOLVERINE WORLD WIDE, INC ...................         88,846
                                                          -------------
                                                              1,991,338
                                                          -------------
                TOBACCO--1.74%
    5,700  DIMON, INC ..................................        151,050
    8,700  FORTUNE BRANDS, INC .........................        324,618
    8,400  [degree] GALLAHER GROUP PLC-ADR .............        154,875
      300  MAFCO CONSOLIDATED GROUP, INC ...............         10,050
  126,500  PHILIP MORRIS COS, INC ......................      5,613,437
   17,001  RJR NABISCO HOLDINGS CORP ...................        561,033
    1,840  SCHWEITZER-MAUDUIT INTERNATIONAL, INC   .             69,000
    2,200  UNIVERSAL CORP ..............................         69,850
   10,000  UST, INC ....................................        277,500
                                                          -------------
                                                              7,231,413
                                                          -------------
                TRUCKERS & SHIPPING--0.23%
    2,500  [degree] AMERICAN FREIGHTWAYS CORP ..........         39,062
    1,600  APL LTD .....................................         50,000
    1,400  CALIBER SYSTEM, INC .........................         52,150
    2,300  CNF TRANSPORTATION, INC .....................         74,175
    2,250  [degree] CONSOLIDATED FREIGHTWAYS CORP ......         36,843
      835  [degree] HALTER MARINE GROUP, INC ...........         20,040
      500  [degree] HEARTLAND EXPRESS, INC .............         11,750
    1,800  HUNT (J.B.) TRANSPORT SERVICES, INC .........         26,775
    2,000  [degree] OMI, INC ...........................         19,125
    1,800  PITTSTON BURLINGTON GROUP CO ................         50,625
    2,200  ROADWAY EXPRESS, INC ........................         51,425
    5,500  ROLLINS TRUCK LEASING CORP ..................         81,812
    4,000  RYDER SYSTEM, INC ...........................        132,000
    4,000  SHURGARD STORAGE CENTERS, INC ...............        112,000
    1,500  [degree] SWIFT TRANSPORTATION CO, INC .......         44,250
    2,100  USFREIGHTWAYS CORP ..........................         54,337
    2,600  WERNER ENTERPRISES, INC .....................         50,375
    1,000  XTRA CORP ...................................         43,937
      900  [degree] YELLOW CORP ........................         20,137
                                                          -------------
                                                                970,818
                                                          -------------
                UTILITIES--ELECTRIC--3.23%
    2,700  [degree] AES CORP ...........................        191,025
    6,100  ALLEGHENY POWER SYSTEMS, INC ................        162,793
    9,200  AMERICAN ELECTRIC POWER CO, INC .............        386,400
    3,500  ATLANTIC ENERGY, INC ........................         58,843
    7,600  BALTIMORE GAS & ELECTRIC CO .................        202,825
    2,900  BOSTON EDISON CO ............................         76,487
    7,000  CAROLINA POWER & LIGHT CO ...................        251,125
   10,100  CENTERIOR ENERGY CORP .......................        112,993
    9,900  CENTRAL & SOUTH WEST CORP ...................        210,375
    1,500  CENTRAL HUDSON GAS & ELECTRIC CORP ..........         51,656
    1,800  [degree] CENTRAL LOUISIANA ELECTRIC, INC    .         50,625
    4,900  CENTRAL MAINE POWER CO ......................         60,637
    1,100  CILCORP, INC ................................         45,306
    7,600  CINERGY CORP ................................        264,575
    1,600  CIPSCO, INC .................................         58,500
    7,274  [degree] CITIZENS UTILITIES CO (CLASS B)    .         58,192
    4,200  CMS ENERGY CORP .............................        148,050
    2,900  COMMONWEALTH ENERGY SYSTEM CO ...............         69,418
   11,600  CONSOLIDATED EDISON CO OF NEW YORK, INC .....        341,475
    3,900  DELMARVA POWER & LIGHT CO ...................         74,343
    9,600  DOMINION RESOURCES, INC .....................        351,600
    4,700  DPL, INC ....................................        115,737
    3,800  DQE, INC ....................................        107,350

                       See notes to financial statements.

  SHARES                                                       VALUE
----------                                                 ------------
                UTILITIES--ELECTRIC--(continued)
    7,400  DTE ENERGY CO ...............................   $    204,425
   17,633  DUKE ENERGY CORP ............................        845,281
    2,700  EASTERN UTILITIES ASSOCIATION CO ............         49,275
   21,500  EDISON INTERNATIONAL CO .....................        534,812
    4,800  ENOVA CORP ..................................        115,500
   11,400  ENTERGY CORP ................................        312,075
    5,200  FLORIDA PROGRESS CORP .......................        162,825
    8,800  FPL GROUP, INC ..............................        405,350
    5,700  GPU, INC ....................................        204,487
    1,700  HAWAIIAN ELECTRIC INDUSTRIES, INC ...........         65,662
    8,900  HOUSTON INDUSTRIES, INC .....................        190,793
    2,600  IDAHO POWER CO ..............................         81,575
    1,900  IES INDUSTRIES, INC .........................         56,050
    4,400  ILLINOVA CORP ...............................         96,800
    3,100  IPALCO ENTERPRISES, INC .....................         96,875
    2,400  KANSAS CITY POWER & LIGHT CO ................         68,550
    1,700  KU ENERGY CORP ..............................         58,012
    6,200  LONG ISLAND LIGHTING CO .....................        142,600
    4,100  LOUISVILLE GAS & ELECTRIC ENERGY CORP .......         90,456
    1,400  MDU RESOURCES GROUP, INC ....................         33,600
    5,800  MIDAMERICAN ENERGY HOLDINGS CO ..............        100,412
    1,700  MINNESOTA POWER & LIGHT CO ..................         51,637
    3,200  MONTANA POWER CO ............................         74,200
    3,300  NEVADA POWER CO .............................         70,125
    3,100  NEW ENGLAND ELECTRIC SYSTEMS CO .............        114,700
    3,900  NEW YORK STATE ELECTRIC & GAS CORP ..........         81,412
    9,100  [degree] NIAGARA MOHAWK POWER CORP ..........         77,918
    2,900  NIPSCO INDUSTRIES, INC ......................        119,806
    7,400  NORTHEAST UTILITIES CO ......................         70,762
    3,300  NORTHERN STATES POWER CO ....................        170,775
    2,300  OGE ENERGY CORP .............................        104,650
    7,400  OHIO EDISON CO ..............................        161,412
    1,900  ORANGE & ROCKLAND UTILITY, INC ..............         63,887
   15,200  PACIFICORP ..................................        334,400
   11,400  PECO ENERGY CO ..............................        239,400
   21,100  PG&E CORP ...................................        511,675
    4,100  PINNACLE WEST CAPITAL CORP ..................        123,256
    2,200  PORTLAND GENERAL CORP .......................         87,312
    5,500  POTOMAC ELECTRIC POWER CO ...................        127,187
    8,500  PP&L RESOURCES, INC .........................        169,468
    3,200  PUBLIC SERVICE CO OF COLORADO ...............        132,800
    3,500  PUBLIC SERVICE CO OF NEW MEXICO .............         62,562
   11,500  PUBLIC SERVICE ENTERPRISE GROUP, INC ........        287,500
    5,478  PUGET SOUND ENERGY, INC .....................        145,167
    2,900  ROCHESTER GAS & ELECTRIC CORP ...............         61,081
    5,200  SCANA CORP ..................................        129,025
    2,900  SIERRA PACIFIC RESOURCES ....................         92,800
   34,600  SOUTHERN CO .................................        756,875
    2,300  SOUTHWESTERN PUBLIC SERVICE CO ..............         90,418
    5,200  TECO ENERGY, INC ............................        132,925
   10,900  TEXAS UTILITIES CO ..........................        375,368
    1,600  [degree] TUCSON ELECTRIC POWER CO ...........         23,200
   11,900  UNICOM CORP .................................        264,775
    4,900  UNION ELECTRIC CO ...........................        184,668
    1,800  UNITED ILLUMINATING CO ......................         55,575
    2,300  UNITED WATER RESOURCES, INC .................         44,562
    2,914  UTILICORP UNITED, INC .......................         84,870
    4,000  WASHINGTON WATER POWER CO ...................         78,500
    3,100  WESTERN RESOURCES, INC ......................        100,556
    5,800  WISCONSIN ENERGY CORP .......................        144,275
    2,100  WPL HOLDINGS, INC ...........................         58,668
    1,900  WPS RESOURCES CORP ..........................         50,825
                                                          -------------
                                                             13,476,722
                                                          -------------
                UTILITIES--GAS & PIPELINE--1.11%
    2,800  AGL RESOURCES, INC ..........................         57,750
    4,000  [degree] AMERICAN STANDARD COS, INC .........        179,000
    3,500  AMERICAN WATER WORKS CO, INC ................         74,812
    1,400  [degree] BLACK BOX CORP .....................         56,350
    2,600  BROOKLYN UNION GAS CO .......................         74,425
    2,100  CABOT OIL & GAS CORP (CLASS A) ..............         37,012
    2,500  [degree] CALENERGY, INC .....................         95,000
    5,100  COASTAL CORP ................................        271,256
    2,700  COLUMBIA GAS SYSTEMS, INC ...................        176,175
    4,600  CONSOLIDATED NATURAL GAS CO .................        247,537
    1,400  EASTERN ENTERPRISES CO ......................         48,562
    2,351  EL PASO NATURAL GAS CO ......................        129,305
   10,800  ENRON CORP ..................................        440,775
    4,300  ENSERCH CORP ................................         95,675
    1,900  EQUITABLE RESOURCES, INC ....................         53,912
    2,500  INDIANA ENERGY, INC .........................         61,093
    1,300  [degree] IONICS, INC ........................         59,150
    1,400  KN ENERGY, INC ..............................         58,975
    3,300  MCN ENERGY GROUP, INC .......................        101,062
    2,000  NATIONAL FUEL GAS CO ........................         83,875
    1,700  NEW JERSEY RESOURCES CORP ...................         53,337
    8,900  NGC CORP ....................................        137,393
    2,200  NICOR, INC ..................................         78,925
    5,751  NORAM ENERGY CORP ...........................         87,702
    2,850  NORTHWEST NATURAL GAS CO ....................         74,634
    1,355  ONEOK, INC ..................................         43,614
    4,000  PACIFIC ENTERPRISES, INC ....................        134,500
    1,800  PEOPLES ENERGY CORP .........................         67,387
    3,188  PIEDMONT NATURAL GAS CO, INC ................         81,891
    1,500  [degree] PRIMARK CORP .......................         39,937
    1,900  QUESTAR CORP ................................         76,712
    4,300  SONAT, INC ..................................        220,375
    2,800  SOUTHWEST GAS CORP ..........................         55,650
    8,700  TENNECO, INC ................................        393,131
    1,300  [degree] TRIARC COS, INC ....................         26,487
    1,737  UGI CORP ....................................         38,431
    2,400  VALERO ENERGY CORP ..........................         87,000
    2,700  WASHINGTON GAS LIGHT CO .....................         67,837
      900  WESTERN GAS RESOURCES, INC ..................         17,550
    2,500  WICOR, INC ..................................         97,343
    8,153  WILLIAMS COS, INC ...........................        356,693
                                                          -------------
                                                              4,638,230
                                                          -------------
                UTILITIES--OTHER--0.01%
    1,300  [degree] BILLING INFORMATION CONCEPTS CORP ..         45,337
                                                          -------------
                UTILITIES--TELEPHONE--5.27%
      800  [degree] ADTRAN, INC ........................         19,800
    2,900  ALIANT COMMUNICATIONS, INC ..................         56,550
    9,900  ALLTEL CORP .................................        331,031
   28,100  AMERITECH CORP ..............................      1,909,043
   84,300  AT & T CORP .................................      2,955,768
   22,700  BELL ATLANTIC CORP ..........................      1,722,362
   51,300  BELLSOUTH CORP ..............................      2,379,037
    1,200  [degree] C-TEC CORP .........................         41,850
    7,200  CINCINNATI BELL, INC ........................        226,800
    8,800  FRONTIER CORP ...............................        175,450

                       See notes to financial statements.

  SHARES                                                       VALUE
----------                                                 ------------

                UTILITIES--TELEPHONE--(continued)
    3,125  [degree] GLENAYRE TECHNOLOGIES, INC .........   $     51,171
   49,200  GTE CORP ....................................      2,158,650
   36,100  MCI COMMUNICATIONS CORP .....................      1,381,953
    3,900  [degree] MOBILE TELECOMMUNICATIONS
             TECHNOLOGIES CORP .........................         55,818
    7,500  [degree] NEXTEL COMMUNICATIONS, INC (CLASS A)        142,031
   22,500  NYNEX CORP ..................................      1,296,562
   47,409  SBC COMMUNICATIONS, INC .....................      2,933,431
    3,500  SOUTHERN NEW ENGLAND
             TELECOMMUNICATIONS CORP ...................        136,062
   22,700  SPRINT CORP .................................      1,194,587
    3,444  TELEPHONE & DATA SYSTEMS, INC ...............        130,656
    1,700  [degree] U.S. LONG DISTANCE CORP ............         29,325
   25,000  U.S. WEST COMMUNICATIONS GROUP, INC .........        942,187
   28,800  [degree] U.S. WEST MEDIA GROUP, INC .........        583,200
   34,492  [degree] WORLDCOM, INC ......................      1,103,744
                                                          -------------
                                                             21,957,068
                                                          -------------
            TOTAL COMMON STOCK
            (Cost $313,546,804) ........................    414,755,697
                                                          -------------


PRINCIPAL                                                     VALUE
------------                                              -------------
              SHORT TERM INVESTMENTS--0.65%
               U.S. GOVERNMENT & AGENCIES--0.65%
$2,700,000     FEDERAL HOME LOAN BANKS
                5.300%, 07/1/97 ........................   $  2,699,568
                                                           ------------
              TOTAL SHORT TERM INVESTMENTS
               (Cost $2,700,000) .......................      2,699,568
                                                           ------------
                ROUNDING ...............................            343
                                                           ------------
              TOTAL PORTFOLIO
               (Cost $316,272,235) .....................   $417,492,277
                                                          =============
 --------
 [degree] NON-INCOME PRODUCING
 x IN BANKRUPTCY


                       See notes to financial statements.

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